UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08004

AMG Funds IV

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Jeffrey T. Cerutti, President, Chief Executive Officer and Principal Executive Officer

AMG Funds IV

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

AMG Funds

AMG Managers Fairpointe Focused Equity Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.0%

	Consumer Discretionary – 26.4%
6,200	Carnival Corp. (Panama)	$343,356
12,900	Discovery Communications, Inc., Class C *	357,459
14,400	Liberty Interactive Corp. QVC Group, Class A *	276,192
1,900	Lions Gate Entertainment Corp., Class A (Canada)	54,663
4,100	Lions Gate Entertainment Corp., Class B (Canada) *	109,839
15,900	News Corp., Class A	195,411
5,700	Scholastic Corp.	260,946
24,800	Staples, Inc.	228,160
13,200	Twenty-First Century Fox, Inc., Class A	414,216

		2,240,242

	Consumer Staples – 8.8%
1,500	PepsiCo, Inc.	155,670
6,900	Unilever PLC, Sponsored ADR (United Kingdom)	283,659
4,600	Wal-Mart Stores, Inc.	307,004

		746,333

	Energy – 9.8%
1,300	Apache Corp.	77,766
4,400	Baker Hughes, Inc.	277,552
8,400	BP PLC, Sponsored ADR (United Kingdom)	302,232
12,400	Transocean, Ltd. (Switzerland) *	173,228

		830,778

	Financials – 10.0%
9,800	Legg Mason, Inc.	310,562
3,000	Northern Trust Corp.	248,880
6,400	The Bank of New York Mellon Corp.	286,272

		845,714

Shares		Market Value

	Healthcare – 6.4%
4,900	Hologic, Inc. *	$198,597
1,480	Varex Imaging Corp. *	42,550
3,900	Varian Medical Systems, Inc. *	302,835

		543,982

	Industrials – 12.6%
3,200	AGCO Corp.	200,960
4,200	Fluor Corp.	233,100
9,900	Kennametal, Inc.	353,826
7,800	Quanta Services, Inc. *	279,942

		1,067,828

	Information Technology – 19.3%
6,200	Cisco Systems, Inc.	190,464
10,300	Cree, Inc. *	284,074
14,700	Hewlett Packard Enterprise Co.	333,396
15,500	HP, Inc.	233,275
12,800	Teradata Corp. *	375,808
2,500	VMware, Inc., Class A *	218,850

		1,635,867

	Materials – 3.7%
5,300	FMC Corp.	318,848

	Total Common Stocks (Cost $7,463,619)	8,229,592

INVESTMENT COMPANY – 3.2%

273,098	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47%**	273,098

	Total Investment Company (Cost $273,098)	273,098

Total Investments – 100.2% (Cost $7,736,717)***		8,502,690

Net Other Assets and Liabilities – (0.2)%		(13,109)

Net Assets – 100.0%		$8,489,581

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,058,503
Gross unrealized depreciation	(292,530)

Net unrealized appreciation	$765,973

ADR	American Depositary Receipt

See accompanying Notes to Schedule of Investments.

1

AMG Funds

AMG River Road Focused Absolute Value Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 99.4%

	Consumer Discretionary – 33.8%
9,557	Comcast Corp., Class A	$720,789
17,470	General Motors Co.	639,577
8,093	L Brands, Inc.	487,279
3,999	Liberty Broadband Corp., Class C *	341,275
13,659	Liberty Expedia Holdings, Inc., Class A *	601,133
19,020	Liberty Media Corp-Liberty SiriusXM, Class C *	682,628
21,315	Liberty Ventures, Class A *	930,400
5,190	Polaris Industries, Inc. (a)	436,323
6,080	Time Warner, Inc.	588,848
16,151	Vista Outdoor, Inc. *	465,310

		5,893,562

	Consumer Staples – 7.1%
8,872	CVS Health Corp.	699,202
12,006	Ingles Markets, Inc., Class A	543,272

		1,242,474

	Financials – 25.2%
6,149	Berkshire Hathaway, Inc., Class B *	1,009,297
56,623	FNFV Group *	736,099
11,886	Oaktree Capital Group LLC, MLP	501,589
12,691	U.S. Bancorp	668,181
12,366	Wells Fargo & Co.	696,577
856	White Mountains Insurance Group, Ltd. (Bermuda)	778,755

		4,390,498

Shares		Market Value

	Healthcare – 10.1%
10,199	DaVita, Inc. *	$650,186
34,563	Premier, Inc., Class A *	1,101,177

		1,751,363

	Industrials – 2.9%
8,264	Spirit AeroSystems Holdings, Inc., Class A	496,253

	Information Technology – 5.2%
12,066	Blackhawk Network Holdings, Inc. *	430,756
26,573	VeriFone Systems, Inc. * (a)	482,831

		913,587

	Materials – 2.9%
4,205	Praxair, Inc.	498,040

	Real Estate – 9.3%
15,132	Iron Mountain, Inc., REIT	541,726
30,200	Parkway, Inc., REIT *	642,958
16,888	Realogy Holdings Corp.	437,568

		1,622,252

	Utilities – 2.9%
9,120	National Fuel Gas Co.	512,088

	Total Common Stocks (Cost $16,261,065)	17,320,117

Principal Amount

SHORT TERM INVESTMENTS – 5.1%

	Repurchase Agreements – 4.0% (b)
$701,761	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $701,772 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $715,796)	701,761

Shares

	Other Investment Company – 1.1%
191,228	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	191,228

	Total Short Term Investments (Cost $892,989)	892,989

Total Investments – 104.5% (Cost $17,154,054)***		18,213,106

Net Other Assets and Liabilities – (4.5)%		(782,427)

Net Assets – 100.0%		$17,430,679

See accompanying Notes to Schedule of Investments.

2

AMG Funds

AMG River Road Focused Absolute Value Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,344,592
Gross unrealized depreciation	(285,540)

Net unrealized appreciation	$1,059,052

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $658,107, or 3.9% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

MLP	Master Limited Partnership
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

3

AMG Funds

AMG Managers Montag & Caldwell Growth Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 95.4%

	Consumer Discretionary – 11.2%
419,500	Dollar Tree, Inc. *	$32,381,205
594,100	Starbucks Corp.	32,806,202
26,479	The Priceline Group, Inc. *	41,707,867
144,200	The TJX Cos, Inc.	10,803,464

		117,698,738

	Consumer Staples – 22.8%
133,648	Costco Wholesale Corp.	21,911,590
958,400	Mondelez International, Inc., Class A	42,437,952
723,570	Monster Beverage Corp. *	30,824,082
309,600	PepsiCo, Inc.	32,130,288
366,200	The Estee Lauder Cos, Inc., Class A	29,739,102
481,400	The Kraft Heinz Co.	42,984,206
496,000	Walgreens Boots Alliance, Inc.	40,642,240

		240,669,460

	Financials – 4.7%
570,400	Intercontinental Exchange, Inc.	33,288,544
134,800	S&P Global, Inc.	16,200,264

		49,488,808

	Healthcare – 21.2%
263,000	Bristol-Myers Squibb Co.	12,929,080
330,000	Celgene Corp. *	38,329,500
452,200	Danaher Corp.	37,948,624
345,600	Edwards Lifesciences Corp. *	33,260,544
258,800	Medtronic PLC (Ireland)	19,673,976
252,096	Thermo Fisher Scientific, Inc.	38,416,909
264,562	UnitedHealth Group, Inc.	42,885,500

		223,444,133

Shares		Market Value

	Industrials – 7.2%
322,400	Fastenal Co.	$16,016,832
274,700	Honeywell International, Inc.	32,502,504
247,400	United Parcel Service, Inc., Class B	26,998,762

		75,518,098

	Information Technology – 28.3%
59,161	Alphabet, Inc., Class A *	48,523,261
370,100	Apple, Inc.	44,911,635
375,000	Facebook, Inc., Class A *	48,870,000
312,100	Fidelity National Information Services, Inc.	24,786,982
224,000	MasterCard, Inc., Class A	23,817,920
762,700	Microsoft Corp.	49,308,555
193,600	QUALCOMM, Inc.	10,344,048
580,200	Visa, Inc., Class A	47,988,342

		298,550,743

	Total Common Stocks (Cost $870,257,608)	1,005,369,980

INVESTMENT COMPANY – 4.6%

48,209,332	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	48,209,332

	Total Investment Company (Cost $48,209,332)	48,209,332

Total Investments – 100.0% (Cost $918,466,940)***		1,053,579,312

Net Other Assets and Liabilities – 0.0%		426,293

Net Assets – 100.0%		$1,054,005,605

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$145,063,556
Gross unrealized depreciation	(9,951,184)

Net unrealized appreciation	$135,112,372

PLC	Public Limited Company
S&P	Standard & Poor’s

See accompanying Notes to Schedule of Investments.

4

AMG Funds

AMG River Road Dividend All Cap Value Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.2%

	Consumer Discretionary – 11.4%
261,301	Cedar Fair LP	$16,339,152
468,364	Cinemark Holdings, Inc.	19,905,470
109,830	DineEquity, Inc.	7,532,141
420,308	National CineMedia, Inc.	6,161,715
257,014	Omnicom Group, Inc.	22,013,249
89,783	Polaris Industries, Inc. (a)	7,548,057
255,471	Target Corp.	16,472,770
98,328	Time Warner, Inc.	9,523,067

		105,495,621

	Consumer Staples – 5.5%
97,015	Kimberly-Clark Corp.	11,751,427
93,735	PepsiCo, Inc.	9,727,818
339,769	Unilever PLC, Sponsored ADR (United Kingdom) (a)	13,967,904
227,012	Wal-Mart Stores, Inc.	15,150,781

		50,597,930

	Energy – 11.9%
94,031	Chevron Corp.	10,470,352
157,433	Exxon Mobil Corp.	13,207,054
161,647	Magellan Midstream Partners LP	12,936,609
410,299	Marathon Petroleum Corp.	19,714,867
223,037	Occidental Petroleum Corp.	15,115,217
350,921	Spectra Energy Partners LP (a)	15,910,758
212,298	TransMontaigne Partners LP (a)	9,438,769
195,645	Valero Energy Corp.	12,865,615

		109,659,241

	Financials – 15.2%
181,560	Axis Capital Holding, Ltd. (Bermuda)	11,621,656
545,938	BB&T Corp.	25,216,876
160,883	CNA Financial Corp.	6,700,777

Shares		Market Value

	Financials (continued)
256,571	MetLife, Inc.	$13,960,028
164,797	The PNC Financial Services Group, Inc.	19,851,447
347,382	Thomson Reuters Corp. (Canada)	15,576,609
492,088	U.S. Bancorp	25,908,433
260,819	Wells Fargo & Co.	14,691,934
166,991	WesBanco, Inc.	6,930,127

		140,457,887

	Healthcare – 4.1%
90,900	Amgen, Inc.	14,242,212
160,116	Cardinal Health, Inc.	12,002,295
320,474	Owens & Minor, Inc.	11,498,607

		37,743,114

	Industrials – 11.5%
634,731	Aircastle, Ltd. (Bermuda)	14,154,501
244,359	Emerson Electric Co.	14,334,099
436,800	Fastenal Co.	21,700,224
280,227	Johnson Controls International PLC (Ireland)	12,324,383
155,412	Union Pacific Corp.	16,563,811
128,260	United Parcel Service, Inc., Class B	13,997,014
52,050	WW Grainger, Inc. (a)	13,146,269

		106,220,301

	Information Technology – 13.2%
785,385	Corning, Inc.	20,804,849
168,044	CSG Systems International, Inc.	8,133,330
375,693	Intel Corp.	13,833,016
431,989	Microsoft Corp.	27,928,089
263,991	Motorola Solutions, Inc.	21,306,714
270,590	QUALCOMM, Inc.	14,457,624
206,672	TE Connectivity, Ltd. (Switzerland)	15,366,063

		121,829,685

	Materials – 5.1%
174,496	Compass Minerals International, Inc. (a)	14,587,866
104,085	LyondellBasell Industries NV, Class A (Netherlands)	9,708,008
191,488	Praxair, Inc.	22,679,839

		46,975,713

	Real Estate – 12.4%
397,417	Communications Sales & Leasing, Inc., REIT	10,444,119
773,419	Iron Mountain, Inc., REIT	27,688,387
282,977	Ryman Hospitality Properties, Inc., REIT	17,312,533
505,761	Sabra Health Care REIT, Inc., REIT	12,846,329
402,495	The GEO Group, Inc., REIT	16,711,592
285,803	Ventas, Inc., REIT	17,625,471
371,613	Weyerhaeuser Co., REIT	11,642,635

		114,271,066

See accompanying Notes to Schedule of Investments.

5

AMG Funds

AMG River Road Dividend All Cap Value Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Telecommunication Services – 2.4%
442,714	Verizon Communications, Inc.	$21,697,413

	Utilities – 4.5%
334,548	AmeriGas Partners LP (a)	16,463,107
306,447	National Fuel Gas Co.	17,206,999
144,815	Vectren Corp.	7,948,895

		41,619,001

	Total Common Stocks (Cost $728,963,319)	896,566,972

Principal Amount

SHORT TERM INVESTMENTS – 6.8%

	Repurchase Agreements – 3.9% (b)
$8,571,681	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $8,571,814 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $8,743,115)	8,571,681
8,571,681	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $8,571,819 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $8,743,115)	8,571,681
1,803,954	Deutsche Bank Securities, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $1,803,981 (collateralized by various U.S. Government Agency Obligations, 0.750% - 4.375%, 07/31/18 - 05/15/40, totaling $1,840,033)	1,803,954
8,571,681	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $8,571,812 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $8,743,115)	8,571,681
8,571,681	RBC Dominion Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $8,571,814 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $8,743,115)	8,571,681

	Total Repurchase Agreements	36,090,678

Shares		Market Value

	Other Investment Company – 2.9%
26,425,658	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% *	$26,425,658

	Total Short Term Investments (Cost $62,516,336)	62,516,336

Total Investments – 104.0% (Cost $791,479,655)**		959,083,308

Net Other Assets and Liabilities – (4.0)%		(37,328,763)

Net Assets – 100.0%		$921,754,545

*	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
**	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$178,000,461
Gross unrealized depreciation	(10,396,808)

Net unrealized appreciation	$167,603,653

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $35,387,026, or 3.8% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

6

AMG Funds

AMG River Road Dividend All Cap Value Fund II	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.8%

	Consumer Discretionary – 10.4%
15,862	Cedar Fair LP	$991,851
69,978	Cinemark Holdings, Inc.	2,974,065
16,220	DineEquity, Inc.	1,112,368
37,766	Omnicom Group, Inc.	3,234,658
13,424	Polaris Industries, Inc. (a)	1,128,556
37,368	Target Corp.	2,409,489
14,525	Time Warner, Inc.	1,406,746

		13,257,733

	Consumer Staples – 5.9%
14,165	Kimberly-Clark Corp.	1,715,806
13,671	PepsiCo, Inc.	1,418,776
49,772	Unilever PLC, Sponsored ADR (United Kingdom) (a)	2,046,127
34,606	Wal-Mart Stores, Inc.	2,309,604

		7,490,313

	Energy – 11.6%
14,162	Chevron Corp.	1,576,939
23,245	Exxon Mobil Corp.	1,950,023
24,427	Magellan Midstream Partners LP	1,954,893
60,989	Marathon Petroleum Corp.	2,930,521
33,898	Occidental Petroleum Corp.	2,297,267
50,964	Spectra Energy Partners LP (a)	2,310,708
28,804	Valero Energy Corp.	1,894,151

		14,914,502

	Financials – 15.2%
26,629	Axis Capital Holding, Ltd. (Bermuda)	1,704,522
81,370	BB&T Corp.	3,758,480
14,091	CNA Financial Corp.	586,890

Shares		Market Value

	Financials (continued)
37,555	MetLife, Inc.	$2,043,368
24,537	The PNC Financial Services Group, Inc.	2,955,727
51,884	Thomson Reuters Corp. (Canada)	2,326,479
73,584	U.S. Bancorp	3,874,198
38,125	Wells Fargo & Co.	2,147,581

		19,397,245

	Healthcare – 4.3%
13,726	Amgen, Inc.	2,150,590
23,866	Cardinal Health, Inc.	1,788,995
44,216	Owens & Minor, Inc.	1,586,470

		5,526,055

	Industrials – 11.6%
51,244	Aircastle, Ltd. (Bermuda)	1,142,741
37,231	Emerson Electric Co.	2,183,970
64,258	Fastenal Co.	3,192,337
42,223	Johnson Controls International PLC (Ireland)	1,856,967
23,772	Union Pacific Corp.	2,533,620
18,668	United Parcel Service, Inc., Class B	2,037,239
7,528	WW Grainger, Inc. (a)	1,901,347

		14,848,221

	Information Technology – 13.2%
120,290	Corning, Inc.	3,186,482
56,767	Intel Corp.	2,090,161
64,142	Microsoft Corp.	4,146,780
38,254	Motorola Solutions, Inc.	3,087,480
39,360	QUALCOMM, Inc.	2,103,005
30,511	TE Connectivity, Ltd. (Switzerland)	2,268,493

		16,882,401

	Materials – 5.4%
26,441	Compass Minerals International, Inc. (a)	2,210,468
15,389	LyondellBasell Industries NV, Class A (Netherlands)	1,435,332
28,116	Praxair, Inc.	3,330,059

		6,975,859

	Real Estate – 12.6%
57,498	Communications Sales & Leasing, Inc., REIT	1,511,047
112,479	Iron Mountain, Inc., REIT	4,026,751
41,522	Ryman Hospitality Properties, Inc., REIT	2,540,316
47,552	Sabra Health Care REIT, Inc., REIT	1,207,821
59,707	The GEO Group, Inc., REIT	2,479,035
42,419	Ventas, Inc., REIT	2,615,980
56,129	Weyerhaeuser Co., REIT	1,758,522

		16,139,472

	Telecommunication Services – 2.5%
66,393	Verizon Communications, Inc.	3,253,921

See accompanying Notes to Schedule of Investments.

7

AMG Funds

AMG River Road Dividend All Cap Value Fund II	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 4.1%
32,612	AmeriGas Partners LP (a)	$1,604,837
44,462	National Fuel Gas Co.	2,496,541
21,504	Vectren Corp.	1,180,355

		5,281,733

	Total Common Stocks (Cost $106,732,819)	123,967,455

Principal Amount

SHORT TERM INVESTMENTS – 9.6%

	Repurchase Agreements – 6.5% (b)
$1,972,310	Citigroup Global Markets, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,972,341 (collateralized by various U.S. Government Agency Obligations, 0.875% - 11.500%, 02/01/17 - 06/01/52, totaling $2,011,757)	1,972,310
578,535	Credit Suisse Securities (USA) LLC, dated 01/31/17, due 02/01/17, 0.540% total to be received $578,544 (collateralized by various U.S. Government Agency Obligations, 0.125% - 2.125%, 01/15/19 - 01/15/27, totaling $590,110)	578,535
1,972,310	HSBC Securities USA, Inc., dated 01/31/17, due 02/01/17, 0.530% total to be received $1,972,339 (collateralized by various U.S. Government Agency Obligations, 2.500% - 6.000%, 10/01/22 - 02/01/47, totaling $2,011,756)	1,972,310
1,972,310	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $1,972,340 (collateralized by various U.S. Government Agency Obligations, 2.321% - 8.500%, 12/15/25 - 12/20/66, totaling $2,011,756)	1,972,310
1,808,888	Mizuho Securities USA, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,808,916 (collateralized by various U.S. Government Agency Obligations, 2.000% - 4.500%, 07/01/24 - 01/01/47, totaling $1,845,066)	1,808,888

	Total Repurchase Agreements	8,304,353

Shares		Market Value

	Other Investment Company – 3.1%
3,947,502	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	$3,947,502

	Total Short Term Investments (Cost $12,251,855)	12,251,855

Total Investments – 106.4% (Cost $118,984,674)***		136,219,310

Net Other Assets and Liabilities – (6.4)%		(8,189,706)

Net Assets – 100.0%		$128,029,604

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$19,575,134
Gross unrealized depreciation	(2,340,498)

Net unrealized appreciation	$17,234,636

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $8,165,260, or 6.4% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

8

AMG Funds

AMG Managers Fairpointe Mid Cap Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

COMMON STOCKS – 93.7%

	Consumer Discretionary – 33.6%
1,328,900	BorgWarner, Inc.	$54,258,987
2,124,220	Cooper Tire & Rubber Co.	77,002,975
3,557,200	DeVry Education Group, Inc. (a)	119,166,200
5,109,200	Gentex Corp.	106,731,188
540,000	Lear Corp.	76,728,600
2,560,696	Lions Gate Entertainment Corp., Class A (Canada)	73,671,224
2,516,696	Lions Gate Entertainment Corp., Class B (Canada) *	67,422,286
4,121,700	Mattel, Inc.	108,029,757
23,809,800	Office Depot, Inc.	105,953,610
1,298,826	Scholastic Corp. (a)	59,460,254
5,927,000	TEGNA, Inc.	135,787,570
1,011,900	The Interpublic Group of Cos, Inc.	23,810,007
9,539,854	The New York Times Co., Class A (a)	128,788,029
7,751,742	Time, Inc. (a)	149,221,033
371,500	Whirlpool Corp.	64,971,635

		1,351,003,355

	Consumer Staples – 0.8%
452,100	Bunge, Ltd. (Bermuda)	31,289,841

	Energy – 5.6%
12,202,200	McDermott International, Inc. (Panama) *	98,837,820
2,567,192	TechnipFMC PLC (United Kingdom) *	86,308,995
3,058,000	Transocean, Ltd. (Switzerland) *	42,720,260

		227,867,075

	Financials – 4.8%
214,100	Cincinnati Financial Corp.	15,111,178
1,121,900	Northern Trust Corp.	93,072,824

Shares		Market Value

	Financials (continued)
1,121,500	Raymond James Financial, Inc.	$84,033,995

		192,217,997

	Healthcare – 7.9%
2,586,438	Patterson Cos, Inc.	107,621,685
774,700	Quest Diagnostics, Inc.	71,210,424
615,120	Varex Imaging Corp. *	17,684,700
1,551,100	Varian Medical Systems, Inc. *	120,442,915

		316,959,724

	Industrials – 14.8%
1,327,100	AGCO Corp.	83,341,880
4,191,434	Arconic Inc.	95,522,781
1,552,500	Chicago Bridge & Iron Co. NV (Netherlands)	51,558,525
1,204,935	Copa Holdings SA, Class A (Panama)	117,469,113
918,100	Donaldson Co., Inc.	38,789,725
1,764,800	Stericycle, Inc. *	136,136,672
2,528,600	Werner Enterprises, Inc.	71,053,660

		593,872,356

	Information Technology – 19.5%
1,357,900	Akamai Technologies, Inc. *	93,138,361
4,100,600	Cree, Inc. *	113,094,548
1,027,198	Itron, Inc. *	63,378,117
4,308,400	Jabil Circuit, Inc.	103,315,432
5,924,500	Juniper Networks, Inc.	158,658,110
4,369,700	Nuance Communications, Inc. *	69,303,442
4,292,800	Teradata Corp. *	126,036,608
4,398,488	Unisys Corp. * (a)	56,520,571

		783,445,189

	Materials – 6.7%
2,232,804	Domtar Corp.	97,551,207
1,710,450	FMC Corp.	102,900,672
18,325,400	Gerdau SA, Sponsored ADR (Brazil)	70,186,282

		270,638,161

	Total Common Stocks (Cost $2,978,377,416)	3,767,293,698

INVESTMENT COMPANY – 6.0%

241,728,433	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	241,728,433

	Total Investment Company (Cost $241,728,433)	241,728,433

Total Investments – 99.7% (Cost $3,220,105,849)***		4,009,022,131

Net Other Assets and Liabilities – 0.3%		12,152,738

Net Assets – 100.0%		$4,021,174,869

See accompanying Notes to Schedule of Investments.

9

AMG Funds

AMG Managers Fairpointe Mid Cap Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$914,485,368
Gross unrealized depreciation	(125,569,086)

Net unrealized appreciation	$788,916,282

(a)	These securities have been determined to be illiquid securities. At January 31, 2017, these securities amounted to $513,156,087, or 12.76% of net assets. These securities were valued using a quote from the primary exchange and management has determined these securities are traded in active markets. Therefore, it has been determined that these securities are valued using Level 1 pricing inputs.

ADR	American Depositary Receipt
PLC	Public Limited Company

See accompanying Notes to Schedule of Investments.

10

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.6%

	Consumer Discretionary – 21.0%
3,490	Dollar Tree, Inc. *	$269,393
3,140	Dunkin’ Brands Group, Inc.	162,871
1,800	Expedia, Inc.	218,862
2,110	Five Below, Inc. *	84,083
8,620	Hanesbrands, Inc.	204,380
9,150	LKQ Corp. *	291,977
325	O’Reilly Automotive, Inc. *	85,238
1,261	Panera Bread Co., Class A *	263,625
2,580	Ross Stores, Inc.	170,564
2,300	ServiceMaster Global Holdings, Inc. *	85,054

		1,836,047

	Consumer Staples – 6.4%
7,140	Blue Buffalo Pet Products, Inc. *	173,145
1,270	Molson Coors Brewing Co., Class B	122,580
6,120	Monster Beverage Corp. *	260,712

		556,437

	Energy – 1.3%
950	Core Laboratories NV (Netherlands) (a)	110,989

	Financials – 12.2%
767	FactSet Research Systems, Inc.	132,729
1,420	First Republic Bank	133,949
4,000	Intercontinental Exchange, Inc.	233,440
3,990	Raymond James Financial, Inc.	298,971
1,698	Signature Bank New York NY *	267,469

		1,066,558

	Healthcare – 10.4%
747	CR Bard, Inc.	177,286
2,910	Edwards Lifesciences Corp. *	280,058
2,010	Laboratory Corp. of America Holdings *	269,762
2,240	Quintiles IMS Holdings, Inc. *	175,818

		902,924

Shares		Market Value

	Industrials – 20.0%
689	Acuity Brands, Inc.	$142,781
3,800	AMETEK, Inc.	194,180
3,690	Copart, Inc. *	209,370
3,100	Fastenal Co.	154,008
3,250	HD Supply Holdings, Inc. *	137,475
5,915	IHS Markit, Ltd. (United Kingdom) *	233,347
2,670	J.B. Hunt Transport Services, Inc.	264,544
1,202	Snap-On, Inc.	218,199
2,300	Verisk Analytics, Inc. *	190,072

		1,743,976

	Information Technology – 25.3%
2,790	Amphenol Corp., Class A	188,297
2,140	ANSYS, Inc. *	199,576
2,280	Arista Networks, Inc. *	214,320
1,350	EPAM Systems, Inc. * (a)	86,886
1,800	Euronet Worldwide, Inc. *	128,736
1,290	F5 Networks, Inc. *	172,899
2,790	Fidelity National Information Services, Inc.	221,582
1,656	FleetCor Technologies, Inc. *	244,243
7,080	Genpact Ltd. (Bermunda) *	174,734
4,760	MACOM Technology Solutions Holdings, Inc. *	226,338
1,240	Skyworks Solutions, Inc.	113,758
2,090	WEX, Inc. *	238,950

		2,210,319

	Total Common Stocks (Cost $7,321,067)	8,427,250

Principal Amount

SHORT TERM INVESTMENTS – 7.2%

	Repurchase Agreements – 1.7% (b)
$149,335	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $149,337 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $152,322)	149,335

Shares

	Other Investment Company – 5.5%
481,522	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	481,522

	Total Short Term Investments (Cost $630,857)	630,857

Total Investments – 103.8% (Cost $7,951,924)***		9,058,107

Net Other Assets and Liabilities – (3.8)%		(334,657)

Net Assets – 100.0%		$8,723,450

See accompanying Notes to Schedule of Investments.

11

AMG Funds

AMG Managers Montag & Caldwell Mid Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,202,485
Gross unrealized depreciation	(96,302)

Net unrealized appreciation	$1,106,183

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $147,047 or 1.7% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

See accompanying Notes to Schedule of Investments.

12

AMG Funds

AMG Managers LMCG Small Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 98.4%

	Consumer Discretionary – 15.9%
33,454	Camping World Holdings, Inc., Class A	$1,053,132
30,690	Dave & Buster’s Entertainment, Inc. *	1,671,377
154,993	ILG, Inc.	2,937,117
59,523	Monro Muffler Brake, Inc.	3,565,428
35,786	Murphy USA, Inc. *	2,279,568
85,512	Nexstar Broadcasting Group, Inc.	5,592,485
104,749	Planet Fitness Inc., Class A	2,203,919
21,417	Texas Roadhouse, Inc.	998,889
9,303	Vail Resorts, Inc.	1,595,837

		21,897,752

	Consumer Staples – 3.5%
24,959	MGP Ingredients Inc. (a)	1,058,012
73,957	National Beverage Corp. (a)	3,711,902

		4,769,914

	Energy – 0.9%
34,286	Carrizo Oil & Gas, Inc. *	1,212,353

	Financials – 5.4%
7,524	MarketAxess Holdings, Inc.	1,408,869
39,409	Pinnacle Financial Partners, Inc.	2,634,492
22,483	Primerica, Inc.	1,696,342
35,971	Western Alliance Bancorp *	1,776,248

		7,515,951

	Healthcare – 18.7%
30,317	Alder Biopharmaceuticals, Inc. *	623,014
28,015	AMN Healthcare Services, Inc. *	1,004,338
101,204	Cross Country Healthcare, Inc. *	1,464,422
15,177	Depomed, Inc. * (a)	274,552
51,605	Envision Healthcare Corp. *	3,509,140
26,943	HealthSouth Corp.	1,045,927

Shares		Market Value

	Healthcare (continued)
62,948	Heron Therapeutics, Inc. *	$818,324
95,241	Horizon Pharma PLC *	1,559,095
67,314	INC Research Holdings, Inc., Class A *	3,567,642
44,999	Nevro Corp. *	3,915,813
39,153	NuVasive, Inc. *	2,770,858
44,644	Pacira Pharmaceuticals, Inc. * (a)	1,716,562
44,911	Radius Health, Inc. * (a)	1,954,527
21,269	Ultragenyx Pharmaceutical, Inc. *	1,595,388

		25,819,602

	Industrials – 15.8%
39,181	Actuant Corp., Class A	1,024,583
35,909	Apogee Enterprises, Inc.	2,049,686
64,281	Beacon Roofing Supply, Inc. *	2,813,579
14,012	Dycom Industries, Inc. * (a)	1,130,208
63,880	Echo Global Logistics, Inc. *	1,517,150
49,809	Healthcare Services Group, Inc.	1,979,908
42,476	JELD-WEN Holding, Inc. *	1,149,825
6,407	John Bean Technologies Corp.	553,244
33,501	Manitowoc Foodservice, Inc. *	642,549
35,088	Masonite International Corp. *	2,336,861
12,428	RBC Bearings, Inc. *	1,151,206
96,154	SiteOne Landscape Supply, Inc. *	3,694,237
24,785	WageWorks, Inc. *	1,788,238

		21,831,274

	Information Technology – 28.1%
79,646	Advanced Micro Devices, Inc. *	825,929
50,030	Cavium, Inc. *	3,312,486
7,141	Coherent, Inc. *	1,126,350
39,450	Euronet Worldwide, Inc. *	2,821,464
48,516	Fabrinet *	2,043,979
35,835	GrubHub, Inc. *	1,488,944
123,751	GTT Communications, Inc. * (a)	3,495,966
30,861	HubSpot, Inc. * (a)	1,583,169
35,335	Imperva, Inc. *	1,475,236
36,411	InterXion Holding NV *	1,399,275
34,095	J2 Global, Inc.	2,857,502
59,229	MACOM Technology Solutions Holdings, Inc. *	2,816,339
25,089	MAXIMUS, Inc.	1,383,407
86,250	MINDBODY, Inc., Class A *	2,100,188
47,388	Paylocity Holding Corp. *	1,462,394
16,910	Proofpoint, Inc. *	1,355,505
101,194	Synchronoss Technologies, Inc. *	3,897,993
39,560	Take-Two Interactive Software, Inc. *	2,122,394
7,617	Tyler Technologies, Inc. *	1,112,234

		38,680,754

	Materials – 4.3%
43,705	Berry Plastics Group, Inc. *	2,230,266
111,830	Forterra, Inc. *	2,151,609
62,210	Summit Materials, Inc., Class A *	1,561,471

		5,943,346

See accompanying Notes to Schedule of Investments.

13

AMG Funds

AMG Managers LMCG Small Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Real Estate – 4.2%
47,993	DuPont Fabros Technology, Inc., REIT	$2,278,707
82,787	National Storage Affiliates Trust, REIT	1,842,011
32,077	QTS Realty Trust, Inc., Class A, REIT	1,616,360

		5,737,078

	Telecommunication Services – 1.6%
317,952	Vonage Holdings Corp. *	2,254,280

	Total Common Stocks (Cost $124,814,673)	135,662,304

RIGHTS – 0.00% #

	Healthcare – 0.00% #
99,639	Dyax Corp., CVR Expiration 12/31/19 * (b) (c)	996

	Total Rights (Cost $0)	996

Principal Amount

SHORT TERM INVESTMENTS – 6.1%

	Repurchase Agreements – 3.7% (d)
$1,212,859	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,212,878 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,237,116)	1,212,859
1,212,859	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $1,212,879 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $1,237,116)	1,212,859
255,248	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $255,252 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.250%, 11/15/24 - 09/09/49, totaling $260,353)	255,248
1,212,859	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $1,212,878 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $1,237,116)	1,212,859

Principal Amount		Market Value

	Repurchase Agreements (continued)
$ 1,212,859	RBC Dominion Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,212,878 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $1,237,116)	$1,212,859

	Total Repurchase Agreements	5,106,684

Shares

	Other Investment Company – 2.4%
3,336,959	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	3,336,959

	Total Short Term Investments (Cost $8,443,643)	8,443,643

Total Investments – 104.5% (Cost $133,258,316)***		144,106,943

Net Other Assets and Liabilities – (4.5)%		(6,260,770)

Net Assets – 100.0%		$137,846,173

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$14,234,155
Gross unrealized depreciation	(3,385,528)

Net unrealized appreciation	$10,848,627

#	Less than 0.05%
(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $5,081,300, or 3.7% of net assets.
(b)	Securities with a total aggregate market value of $996, or less than 0.05% of net assets, were valued under fair value procedures established by the Fund’s Board of Trustees.
(c)	The security is restricted for resale.
(d)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

CVR	Contingent Value Rights
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

14

AMG Funds

AMG River Road Select Value Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.9%

	Consumer Discretionary – 26.8%
1,778	Biglari Holdings, Inc. *	$788,010
19,477	International Speedway Corp., Class A	713,832
26,331	J Alexander’s Holdings, Inc. *	263,310
56,150	La Quinta Holdings, Inc. *	793,399
7,834	Liberty Broadband Corp., Class C *	668,554
27,178	Liberty Expedia Holdings, Inc., Class A *	1,196,104
39,872	Liberty Ventures, Class A *	1,740,413
25,620	Motorcar Parts of America, Inc. *	672,013
15,173	Murphy USA, Inc. *	966,520
5,140	Polaris Industries, Inc. (a)	432,120
9,011	SodaStream International, Ltd. (Israel) *	396,394
3,389	The Madison Square Garden Co., Class A *	595,346
20,547	Tribune Media Co., Class A	592,575
21,240	Vista Outdoor, Inc. *	611,924

		10,430,514

	Consumer Staples – 3.1%
26,693	Ingles Markets, Inc., Class A	1,207,858

	Energy – 2.1%
39,820	Gran Tierra Energy, Inc. *	102,736
22,235	PBF Energy, Inc., Class A	515,630
11,450	QEP Resources, Inc. *	199,688

		818,054

	Financials – 15.9%
1,201	American National Insurance Co.	140,025
20,567	Capital Southwest Corp. (BDC) (a)	342,029
17,870	CNA Financial Corp.	744,285

Shares		Market Value

	Financials (continued)
131,595	FNFV Group *	$1,710,735
25,029	Leucadia National Corp.	596,942
44,432	PICO Holdings, Inc. *	633,156
2,202	White Mountains Insurance Group, Ltd. (Bermuda)	2,003,291

		6,170,463

	Healthcare – 7.9%
14,329	Air Methods Corp. *	511,545
23,982	Akorn, Inc. *	458,056
21,993	Computer Programs & Systems, Inc.	497,042
50,890	Premier, Inc., Class A *	1,621,355

		3,087,998

	Industrials – 19.4%
60,386	Air Transport Services Group, Inc. *	974,026
13,583	Cubic Corp.	645,872
10,129	Forward Air Corp.	488,116
4,339	Insperity, Inc.	310,238
6,682	Kansas City Southern	574,051
10,335	Kelly Services, Inc., Class A	231,401
5,843	KLX, Inc. *	286,249
27,049	Resources Connection, Inc.	451,718
20,956	SP Plus Corp. *	580,481
12,286	Spirit AeroSystems Holdings, Inc., Class A	737,774
11,436	UniFirst Corp.	1,462,664
7,484	US Ecology, Inc.	383,555
9,094	Viad Corp.	398,772

		7,524,917

	Information Technology – 13.9%
35,620	Blackhawk Network Holdings, Inc. *	1,271,634
14,909	CSG Systems International, Inc.	721,596
15,210	Dolby Laboratories, Inc., Class A	728,711
5,046	ePlus, Inc. *	565,404
13,485	Match Group, Inc. (a)	234,234
2,030	MicroStrategy, Inc., Class A *	408,639
3,980	OSI Systems, Inc. *	297,187
16,818	Sykes Enterprises, Inc. *	469,727
37,880	VeriFone Systems, Inc. (a)	688,280

		5,385,412

	Materials – 1.2%
36,570	Graphic Packaging Holding Co.	457,491

	Real Estate – 3.9%
7,790	Marcus & Millichap, Inc. *	200,748
26,390	Realogy Holdings Corp.	683,765
15,565	The GEO Group, Inc., REIT	646,259

		1,530,772

	Telecommunication Services – 2.5%
4,766	ATN International, Inc.	382,662
19,463	Telephone & Data Systems, Inc.	596,541

		979,203

See accompanying Notes to Schedule of Investments.

15

AMG Funds

AMG River Road Select Value Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Utilities – 1.2%
8,488	National Fuel Gas Co.	$476,601

	Total Common Stocks (Cost $33,225,302)	38,069,283

Principal Amount

SHORT TERM INVESTMENTS – 4.6%

	Repurchase Agreements – 2.7% (b)
$1,000,000	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,020,000)	1,000,000
47,117	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $47,118 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $48,059)	47,117

	Total Repurchase Agreements	1,047,117

Shares

	Other Investment Company – 1.9%
741,986	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	741,986

	Total Short Term Investments (Cost $1,789,103)	1,789,103

Total Investments – 102.5% (Cost $35,014,405)***		39,858,386

Net Other Assets and Liabilities – (2.5)%		(981,709)

Net Assets – 100.0%		$38,876,677

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$5,577,389
Gross unrealized depreciation	(733,408)

Net unrealized appreciation	$4,843,981

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $1,019,288, or 2.6% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

16

AMG Funds

AMG River Road Small Cap Value Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 90.6%

	Consumer Discretionary – 21.0%
13,349	Biglari Holdings, Inc. *	$5,916,277
171,950	International Speedway Corp., Class A	6,301,967
329,645	J Alexander’s Holdings, Inc. * (a)	3,296,450
393,960	La Quinta Holdings, Inc. *	5,566,655
206,830	Liberty Expedia Holdings, Inc., Class A *	9,102,588
135,641	Monarch Casino & Resort, Inc. *	3,222,830
185,206	Motorcar Parts of America, Inc. *	4,857,953
119,910	Murphy USA, Inc. *	7,638,267
96,672	SodaStream International, Ltd. (Israel) * (b)	4,252,601
143,864	Tribune Media Co., Class A	4,149,038
254,360	UCP, Inc., Class A * (a)	2,886,986
163,110	Vista Outdoor, Inc. *	4,699,199

		61,890,811

	Consumer Staples – 4.3%
202,220	Ingles Markets, Inc., Class A	9,150,455
275,220	Natural Grocers by Vitamin Cottage, Inc. *	3,478,781

		12,629,236

	Energy – 2.5%
208,470	Evolution Petroleum Corp.	1,813,689
517,120	Gran Tierra Energy, Inc. *	1,334,170
181,060	PBF Energy, Inc., Class A	4,198,781

		7,346,640

	Financials – 14.4%
31,780	American National Insurance Co.	3,705,230
216,054	Capital Southwest Corp. (BDC) (a)	3,592,978
7,185	First Citizens BancShares, Inc., Class A	2,635,027
947,465	FNFV Group *	12,317,045

Shares		Market Value

	Financials (continued)
345,294	PICO Holdings, Inc. *	$4,920,440
16,938	White Mountains Insurance Group, Ltd. (Bermuda)	15,409,515

		42,580,235

	Healthcare – 4.3%
134,546	Air Methods Corp. *	4,803,292
172,688	Akorn, Inc. *	3,298,341
197,607	Computer Programs & Systems, Inc.	4,465,918

		12,567,551

	Industrials – 20.6%
469,223	Air Transport Services Group, Inc. *	7,568,567
46,142	Barrett Business Services, Inc.	2,773,596
108,757	Cubic Corp.	5,171,395
110,950	Forward Air Corp.	5,346,681
33,269	Insperity, Inc.	2,378,734
149,330	Kelly Services, Inc., Class A	3,343,499
86,817	KLX, Inc. *	4,253,165
244,643	Resources Connection, Inc.	4,085,538
217,369	SP Plus Corp. *	6,021,121
95,877	UniFirst Corp.	12,262,668
62,325	US Ecology, Inc.	3,194,156
102,794	Viad Corp.	4,507,517

		60,906,637

	Information Technology – 18.3%
277,076	Blackhawk Network Holdings, Inc. *	9,891,613
133,105	Computer Services, Inc.	5,590,410
111,320	CSG Systems International, Inc.	5,387,888
54,069	ePlus, Inc. *	6,058,431
160,578	Ituran Location and Control, Ltd. (Israel)	4,423,924
138,836	Match Group, Inc. * (b)	2,411,581
24,750	MicroStrategy, Inc., Class A *	4,982,175
67,902	NeuStar, Inc., Class A *	2,254,346
37,210	OSI Systems, Inc. *	2,778,471
124,218	Sykes Enterprises, Inc. *	3,469,409
88,948	TechTarget Inc. *	783,632
337,060	VeriFone Systems, Inc. * (b)	6,124,380

		54,156,260

	Real Estate – 2.5%
76,801	Marcus & Millichap, Inc. *	1,979,162
132,255	The GEO Group, Inc., REIT	5,491,228

		7,470,390

	Telecommunication Services – 2.7%
47,103	ATN International, Inc.	3,781,900
139,240	Telephone & Data Systems, Inc.	4,267,706

		8,049,606

	Total Common Stocks (Cost $205,761,298)	267,597,366

See accompanying Notes to Schedule of Investments.

17

AMG Funds

AMG River Road Small Cap Value Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

SHORT TERM INVESTMENTS – 10.8%

	Repurchase Agreements – 1.4% (c)
$1,003,098	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,003,114 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,023,160)	$1,003,098
1,003,098	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $1,003,114 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $1,023,160)	1,003,098
211,150	Deutsche Bank Securities, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $211,153 (collateralized by various U.S. Government Agency Obligations, 0.750% - 4.375%, 07/31/18 - 05/15/40, totaling $215,373)	211,150
1,003,098	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $1,003,113 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $1,023,160)	1,003,098
1,003,098	RBC Capital Markets LLC, dated 01/31/17, due 02/01/17, 0.560% total to be received $1,003,114 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $1,023,160)	1,003,098

	Total Repurchase Agreements	4,223,542

Shares

	Other Investment Company – 9.4%
27,755,117	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	27,755,117

	Total Short Term Investments (Cost $31,978,659)	31,978,659

Total Investments – 101.4% (Cost $237,739,957)***		299,576,025

Net Other Assets and Liabilities – (1.4)%		(4,151,588)

Net Assets – 100.0%		$295,424,437

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$66,426,834
Gross unrealized depreciation	(4,590,766)

Net unrealized appreciation	$61,836,068

(a)	These securities have been determined to be illiquid securities. At January 31, 2017, these securities amounted to $9,776,414, or 3.3% of net assets.
(b)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $4,085,560, or 1.4% of net assets.
(c)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

18

AMG Funds

AMG Managers Silvercrest Small Cap Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.5%

	Consumer Discretionary – 11.0%
169,750	Fox Factory Holding Corp. *	$4,396,525
176,180	La-Z-Boy, Inc.	5,038,748
41,560	Lithia Motors, Inc., Class A	4,285,667
59,700	Meredith Corp. (a)	3,659,610
154,670	The EW Scripps Co., Class A *	3,012,972
147,240	The Finish Line, Inc., Class A	2,532,528
217,830	Wolverine World Wide, Inc.	5,116,827

		28,042,877

	Consumer Staples – 2.3%
27,804	J & J Snack Foods Corp.	3,546,956
17,024	Lancaster Colony Corp.	2,230,995

		5,777,951

	Energy – 4.7%
275,230	Callon Petroleum Co. *	4,205,514
150,930	Forum Energy Technologies, Inc. *	3,275,181
170,680	Matador Resources Co. *	4,494,004

		11,974,699

	Financials – 15.3%
294,860	BancorpSouth, Inc.	8,757,342
253,070	CVB Financial Corp.	5,704,198
125,570	FCB Financial Holdings, Inc., Class A *	5,895,511
133,894	Horace Mann Educators Corp.	5,536,517
84,569	Iberiabank Corp.	6,947,343
97,723	Independent Bank Corp./Rockland MA	6,093,029

		38,933,940

	Healthcare – 7.5%
95,570	AMN Healthcare Services, Inc. *	3,426,185
41,867	Analogic Corp.	3,250,973
44,224	ICU Medical, Inc. *	6,063,110

Shares		Market Value

	Healthcare (continued)
120,990	INC Research Holdings, Inc., Class A *	$6,412,470

		19,152,738

	Industrials – 20.9%
127,945	Altra Industrial Motion Corp.	4,772,348
226,700	Babcock & Wilcox Enterprises, Inc. *	3,772,288
46,430	CIRCOR International, Inc.	2,891,660
82,336	EMCOR Group, Inc.	5,737,996
89,210	ESCO Technologies, Inc.	5,192,022
66,850	Hillenbrand, Inc.	2,443,367
171,350	Knoll, Inc.	4,473,948
68,759	MSA Safety, Inc.	4,905,955
325,160	Mueller Water Products, Inc., Class A	4,376,654
182,740	Quanex Building Products Corp.	3,609,115
45,860	Standex International Corp.	3,998,992
103,109	US Ecology, Inc.	5,284,336
27,840	Watts Water Technologies, Inc., Class A	1,837,440

		53,296,121

	Information Technology – 15.5%
97,317	ACI Worldwide, Inc. *	1,887,950
355,560	Entegris, Inc. *	6,666,750
50,725	Littelfuse, Inc.	7,999,840
141,430	MACOM Technology Solutions Holdings, Inc. *	6,724,997
89,730	Methode Electronics, Inc.	3,773,147
134,075	MKS Instruments, Inc.	8,835,543
104,100	NetScout Systems, Inc. *	3,466,530

		39,354,757

	Materials – 7.9%
95,990	H.B. Fuller Co.	4,739,026
93,940	Ingevity Corp. *	5,222,125
72,330	Minerals Technologies, Inc.	5,797,250
176,163	PH Glatfelter Co.	4,300,139

		20,058,540

	Real Estate – 8.3%
70,128	EastGroup Properties, Inc., REIT	4,962,959
208,020	Pebblebrook Hotel Trust, REIT	6,221,878
268,240	Physicians Realty Trust, REIT	4,975,852
97,290	QTS Realty Trust, Inc., Class A, REIT	4,902,443

		21,063,132

	Utilities – 3.1%
44,683	MGE Energy, Inc.	2,844,073
36,460	ONE Gas, Inc.	2,356,045
62,079	Portland General Electric Co.	2,707,265

		7,907,383

	Total Common Stocks (Cost $203,704,674)	245,562,138

See accompanying Notes to Schedule of Investments.

19

AMG Funds

AMG Managers Silvercrest Small Cap Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

SHORT TERM INVESTMENTS – 4.2%

	Repurchase Agreements – 1.1% (b)
$1,000,000	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,020,000)	$1,000,000
1,000,000	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $1,020,000)	1,000,000
821,090	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $821,103 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $837,512)	821,090

	Total Repurchase Agreements	2,821,090

Shares

	Other Investment Company – 3.1%
7,767,342	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	7,767,342

	Total Short Term Investments (Cost $10,588,432)	10,588,432

Total Investments – 100.7% (Cost $214,293,106)***		256,150,570

Net Other Assets and Liabilities – (0.7)%		(1,825,949)

Net Assets – 100.0%		$254,324,621

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$44,814,534
Gross unrealized depreciation	(2,957,070)

Net unrealized appreciation	$41,857,464

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $2,744,708, or 1.1% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

20

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 100.6%

	Consumer Discretionary – 17.6%
28,466	Build-A-Bear Workshop, Inc. *	$341,592
11,498	Burlington Stores, Inc. *	962,383
20,244	Chuy’s Holdings, Inc. *	595,174
14,410	Dave & Buster’s Entertainment, Inc. *	784,769
18,081	Five Below, Inc. *	720,528
20,316	Fox Factory Holding Corp. *	526,184
18,675	Grand Canyon Education, Inc. *	1,101,451
8,891	Hibbett Sports, Inc. *	293,403
15,720	Horizon Global Corp. *	307,640
7,538	Oxford Industries, Inc.	414,741
8,071	Pool Corp.	851,975
5,082	Vitamin Shoppe, Inc. *	110,025

		7,009,865

	Consumer Staples – 1.8%
23,932	Amplify Snack Brands, Inc. * (a)	230,465
5,914	PriceSmart, Inc.	500,916

		731,381

	Energy – 1.4%
20,237	Matador Resources Co. *	532,840

	Financials – 10.6%
13,975	Encore Capital Group, Inc. *	432,526
6,980	Greenhill & Co., Inc.	206,259
17,153	Heritage Insurance Holdings, Inc.	243,230
6,098	MarketAxess Holdings, Inc.	1,141,850
7,069	Pinnacle Financial Partners, Inc.	472,563
13,876	PrivateBancorp, Inc.	758,462
7,816	Stifel Financial Corp. *	393,379
7,041	Texas Capital Bancshares, Inc. *	580,882

		4,229,151

Shares		Market Value

	Healthcare – 19.8%
3,700	ABIOMED, Inc. *	$393,569
9,766	Acadia Healthcare Co., Inc. * (a)	374,721
58,693	Amicus Therapeutics, Inc. *	322,811
12,817	Bruker Corp.	304,147
20,185	Catalent, Inc. *	540,151
15,197	Cotiviti Holdings Inc. * (a)	514,570
15,303	DBV Technologies SA, Sponsored ADR *	528,260
24,271	Endologix, Inc. * (a)	166,499
21,310	Globus Medical, Inc., Class A *	561,732
4,097	ICU Medical, Inc. *	561,699
13,274	Impax Laboratories, Inc. *	174,553
13,356	INC Research Holdings, Inc., Class A *	707,868
13,155	Medidata Solutions, Inc. *	651,699
12,560	Neurocrine Biosciences, Inc. *	538,950
19,903	Retrophin, Inc. *	390,497
6,535	West Pharmaceutical Services, Inc.	553,057
24,139	Wright Medical Group NV (Netherlands) *	607,820

		7,892,603

	Industrials – 16.1%
7,619	CEB, Inc.	582,473
7,940	Cubic Corp.	377,547
7,917	Exponent, Inc.	459,582
6,469	Graco, Inc.	579,558
9,722	HEICO Corp.	748,108
11,861	Knight Transportation, Inc.	396,157
25,011	Ritchie Bros Auctioneers, Inc. (Canada)	811,357
16,375	SiteOne Landscape Supply, Inc. *	629,127
11,274	Thermon Group Holdings, Inc. *	234,048
13,361	WageWorks, Inc. *	963,996
9,062	Woodward, Inc.	631,078

		6,413,031

	Information Technology – 26.5%
8,431	Blackbaud, Inc.	553,158
12,833	Bottomline Technologies de, Inc. *	330,065
6,558	Cabot Microelectronics Corp.	442,731
24,005	Callidus Software, Inc. *	442,892
9,616	Cardtronics PLC, Class A (United Kingdom) *	524,841
8,960	Cognex Corp.	605,338
7,430	CyberArk Software, Ltd. (Israel) *	394,236
9,978	EPAM Systems, Inc. * (a)	642,184
7,601	ExlService Holdings, Inc. *	349,266
15,143	Forrester Research, Inc.	617,834
11,288	HubSpot, Inc. * (a)	579,074
10,027	LogMeIn, Inc.	1,083,919
11,174	MACOM Technology Solutions Holdings, Inc. *	531,324
6,627	MAXIMUS, Inc.	365,413
13,604	Mimecast Ltd. (Jersey) *	289,221
13,816	Power Integrations, Inc.	980,936
5,076	Tyler Technologies, Inc. *	741,197
17,056	VeriFone Systems, Inc. *	309,907
28,914	Xactly Corp. *	351,305

See accompanying Notes to Schedule of Investments.

21

AMG Funds

AMG GW&K U.S. Small Cap Growth Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Information Technology (continued)
5,310	Zebra Technologies Corp., Class A *	$444,288

		10,579,129

	Materials – 3.9%
10,473	Balchem Corp.	892,719
20,775	Flotek Industries, Inc. * (a)	219,592
18,547	KapStone Paper and Packaging Corp.	444,757

		1,557,068

	Real Estate – 2.9%
22,473	STAG Industrial, Inc., REIT	520,025
8,024	Sun Communities, Inc., REIT	631,970

		1,151,995

	Total Common Stocks (Cost $31,926,245)	40,097,063

Principal Amount

SHORT TERM INVESTMENTS – 4.4%

	Repurchase Agreements – 4.4% (b)
$1,000,000	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,020,000)	1,000,000
771,709	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $771,721 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $787,143)	771,709

	Total Short Term Investments (Cost $1,771,709)	1,771,709

Total Investments – 105.0% (Cost $33,697,954)**		41,868,772

Net Other Assets and Liabilities – (5.0)%		(1,994,967)

Net Assets – 100.0%		$39,873,805

*	Non-income producing security.
**	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$9,830,332
Gross unrealized depreciation	(1,659,514)

Net unrealized appreciation	$8,170,818

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $1,751,000, or 4.4% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

22

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited)

Principal Amount		Market Value

CORPORATE NOTES AND BONDS – 25.9%

	Basic Materials – 0.1%
$330,000	International Paper Co. Senior Unsecured Notes 3.000%, 02/15/27	$310,398
300,000	Inversiones CMPC SA (Chile) 4.500%, 04/25/22	307,108
115,000	PQ Corp. Senior Secured Notes 6.750%, 11/15/22 (a)	124,775

		742,281

	Consumer Discretionary – 1.4%
1,400,000	Adani Ports & Special Economic Zone, Ltd. (India) Senior Unsecured Notes 3.500%, 07/29/20	1,406,105
90,000	Allison Transmission, Inc. 5.000%, 10/01/24 (a)	90,900
255,000	Amazon.com, Inc. Senior Unsecured Notes 3.800%, 12/05/24	268,248
85,000	AMC Entertainment Holding, Inc. Senior Subordinated 5.875%, 11/15/26 (a) (b)	86,913
230,000	American Axle & Manufacturing, Inc. 6.625%, 10/15/22 (c)	238,050
130,000	Asbury Automotive Group, Inc. 6.000%, 12/15/24	133,575
430,000	Camposol SA (Peru) Senior Secured Notes 10.500%, 07/15/21 (a)	425,700
350,000	Celgene Corp. Senior Unsecured Notes 3.875%, 08/15/25	354,699

Principal Amount		Market Value

	Consumer Discretionary (continued)
$370,000	CVS Health Corp. Senior Unsecured Notes 2.875%, 06/01/26	$351,445
40,000	Dollar Tree, Inc. 5.750%, 03/01/23	42,460
480,000	Ford Motor Co. Senior Unsecured Notes 7.450%, 07/16/31	602,311
80,000	GLP Capital LP 5.375%, 04/15/26	83,500
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (a)	543,000
175,000	Hilton Domestic Operating Co., Inc. Senior Unsecured Notes 4.250%, 09/01/24 (a)	172,594
200,000	Hutchison Whampoa International 12 II, Ltd. (Cayman Islands) 3.250%, 11/08/22	202,740
180,000	Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp. Senior Secured Notes 6.750%, 11/15/21 (a)	184,500
90,000	Levi Strauss & Co. Senior Unsecured Notes 5.000%, 05/01/25	90,844
180,000	Live Nation Entertainment, Inc. 4.875%, 11/01/24 (a)	180,450
175,000	NCL Corp., Ltd. (Bermuda) Senior Unsecured Notes 4.750%, 12/15/21 (a)	176,750
150,000	Newell Brands, Inc. Senior Unsecured Notes 3.150%, 04/01/21	152,402
255,000	Pilgrim’s Pride Corp. 5.750%, 03/15/25 (a)	258,029
175,000	Pinnacle Entertainment, Inc. Senior Unsecured Notes 5.625%, 05/01/24 (a)	177,963
345,000	S&P Global, Inc. 4.400%, 02/15/26	362,304
225,000	Sally Holdings LLC 5.750%, 06/01/22	233,888
25,000	Silversea Cruise Finance Ltd. (Bahamas) Senior Secured Notes 7.250%, 02/01/25 (a)	25,818
165,000	Station Casinos LLC 7.500%, 03/01/21	172,013
175,000	Team Health Holdings Inc. 6.375%, 02/01/25 (a)	171,500
85,000	Tempur Sealy International Inc. 5.625%, 10/15/23	86,062
305,000	Tenet Healthcare Corp. Senior Unsecured Notes 6.750%, 06/15/23 (c)	288,987
550,000	Teva Pharmaceutical Finance Co. BV (Cook Islands) 2.950%, 12/18/22	529,352

See accompanying Notes to Schedule of Investments.

23

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Consumer Discretionary (continued)
$145,000	The Goodyear Tire & Rubber Co. 5.125%, 11/15/23	$149,531
140,000	The Home Depot, Inc. Senior Unsecured Notes 3.350%, 09/15/25	143,319
440,000	3.000%, 04/01/26	436,745
90,000	The ServiceMaster Co. LLC 5.125%, 11/15/24 (a)	91,350
255,000	Viking Cruises, Ltd. (Bermuda) Senior Unsecured Notes 8.500%, 10/15/22 (a)	269,025
190,000	WMG Acquisition Corp. 6.750%, 04/15/22 (a)	200,925

		9,383,997

	Consumer Staples – 2.3%
400,000	Ajecorp BV (Netherlands) 6.500%, 05/14/22	258,000
190,000	Albertsons Cos LLC / Safeway, Inc. Senior Unsecured Notes 5.750%, 03/15/25 (a)	189,287
700,000	Cencosud SA (Chile) 5.150%, 02/12/25 (c)	722,147
600,000	Central American Bottling Corp. (British Virgin Islands) 6.750%, 02/09/22	620,250
2,500,000	Cosan Overseas, Ltd.(Cayman Islands) 8.250%, 11/29/49	2,517,500
140,000	Dana Holding, Inc. Senior Unsecured Notes 5.500%, 12/15/24 (c)	146,300
1,784,043	ENA Norte Trust (Panama) 4.950%, 04/25/23	1,855,405
225,000	Express Scripts Holding Co. 4.500%, 02/25/26	230,080
500,000	IOI Investment L Bhd, EMTN (Malaysia) 4.375%, 06/27/22	507,827
130,000	JBS USA Finance, Inc. 5.750%, 06/15/25 (a)	133,575
295,000	Kraft Heinz Foods Co. 1.600%, 06/30/17	295,225
265,000	2.000%, 07/02/18	265,530
85,000	Kronos Acquisition Holding, Inc. Senior Unsecured Notes 9.000%, 08/15/23 (a)	86,275
615,000	Laboratory Corp. Senior Unsecured Notes 2.500%, 11/01/18	621,815
615,000	4.700%, 02/01/45	612,498
500,000	Marfrig Holdings Europe BV (Netherlands) 8.000%, 06/08/23 (a)	528,250
300,000	Minerva Luxembourg SA (Luxembourg) 8.750%, 12/29/49 (a) (d)	314,940
400,000	8.750%, 12/29/49 (d)	419,920

Principal Amount		Market Value

	Consumer Staples (continued)
$675,000	PepsiCo, Inc. Senior Unsecured Notes 3.450%, 10/06/46	$611,540
240,000	Prime Security Services Borrower LLC Secured Notes 9.250%, 05/15/23 (a)	260,700
90,000	RegionalCare Hospital Partners Holdings, Inc. Senior Secured Notes 8.250%, 05/01/23 (a)	93,712
30,000	Revlon Consumer Products Corp. 6.250%, 08/01/24 (c)	31,125
175,000	Revlon Consumer Products Corp. 5.750%, 02/15/21	176,531
165,000	Rite Aid Corp. 6.125%, 04/01/23 (a)	172,425
80,000	Scientific Games International, Inc. Senior Secured Notes 7.000%, 01/01/22 (a)	85,900
380,000	Smithfield Foods, Inc. 4.250%, 02/01/27 (a)	384,784
100,000	Spectrum Brands, Inc. 5.750%, 07/15/25	105,000
500,000	The Coca-Cola Co. Senior Unsecured Notes 1.550%, 09/01/21	487,056
860,000	The Kroger Co. Senior Unsecured Notes 3.400%, 04/15/22	879,402
85,000	TreeHouse Foods, Inc. 6.000%, 02/15/24 (a)	89,569
740,000	Tyson Foods, Inc. 3.950%, 08/15/24	753,366
160,000	Vizient, Inc. Senior Unsecured Notes 10.375%, 03/01/24 (a)	182,400
270,000	Zimmer Biomet Holdings, Inc. Senior Unsecured Notes 2.700%, 04/01/20	271,656

		14,909,990

	Energy – 2.7%
170,000	Apache Corp. Senior Unsecured Notes 4.750%, 04/15/43	175,459
300,000	Bharat Petroleum Corp., Ltd. (India) Senior Unsecured Notes 4.625%, 10/25/22	317,400
25,000	BP Capital Markets PLC (United Kingdom) 3.017%, 01/16/27	23,952
445,000	3.723%, 11/28/28	450,206
500,000	CNOOC Finance 2011, Ltd. 4.250%, 01/26/21	522,547
1,600,000	CNOOC Finance 2015 Australia Property, Ltd. (Australia) 2.625%, 05/05/20	1,596,318

See accompanying Notes to Schedule of Investments.

24

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Energy (continued)
$2,000,000	Delek & Avner Tamar Bond, Ltd. (Israel) Senior Secured Notes 4.435%, 12/30/20 (a)	$2,075,000
70,000	Energy Transfer Partners LP Senior Unsecured Notes 4.200%, 04/15/27	69,592
400,000	Energy Transfer Partners LP Senior Unsecured Notes 4.750%, 01/15/26	416,592
175,000	EOG Resources, Inc. Senior Unsecured Notes 4.150%, 01/15/26	183,478
400,000	Inkia Energy, Ltd. (Peru) Senior Unsecured Notes 8.375%, 04/04/21	416,000
200,000	8.375%, 04/04/21 (a)	208,000
1,000,000	Instituto Costarricense de Electricidad (Costa Rica) Senior Unsecured Notes 6.950%, 11/10/21	1,053,610
590,000	Kinder Morgan Energy Partners LP, MTN 6.950%, 01/15/38	700,631
315,000	Memorial Production Partners LP 6.875%, 08/01/22 (e)	140,175
50,000	Noble Holding International, Ltd. (Cayman Islands) 7.750%, 01/15/24	49,812
140,000	Occidental Petroleum Corp. Senior Unsecured Notes 3.400%, 04/15/26	140,141
800,000	ONGC Videsh Vankorneft Pte, Ltd. (Singapore) 3.750%, 07/27/26	766,184
60,000	PDC Energy, Inc. 6.125%, 09/15/24 (a)	63,000
400,000	Petrobras Global Finance BV (Netherlands) 7.375%, 01/17/27 (c)	417,280
1,500,000	7.250%, 03/17/44 (c)	1,414,500
340,000	Petroleos Mexicanos (Mexico) 6.750%, 09/21/47	321,708
600,000	Petronas Global Sukuk, Ltd. (Morocco) Senior Unsecured Notes 2.707%, 03/18/20	606,415
181,000	Phillips 66 5.875%, 05/01/42	215,333
75,000	4.875%, 11/15/44	79,249
850,000	Reliance Holding USA, Inc. 4.500%, 10/19/20	901,751
650,000	5.400%, 02/14/22	705,906
100,000	Sanchez Energy Corp. 6.125%, 01/15/23 (c)	96,500
9,036	Sandridge Energy, Inc. 10/04/20 (f) (g)	9,928

Principal Amount		Market Value

	Energy (continued)
$240,000	Schlumberger Holdings Corp. Senior Unsecured Notes 2.350%, 12/21/18 (a)	$242,246
1,600,000	Sinopec Group Overseas Development 2016, Ltd. 2.000%, 09/29/21 (a)	1,535,288
1,000,000	Sunoco Logistics Partners 3.900%, 07/15/26	979,576
90,000	Targa Resources Partners LP 5.375%, 02/01/27 (a)	93,712
800,000	Transportadora de Gas Internacional SA ESP (Colombia) Senior Unsecured Notes 5.700%, 03/20/22	826,000

		17,813,489

	Financials – 8.5%
400,000	Agromercantil Senior Trust (Cayman Islands) 6.250%, 04/10/19 (a)	417,740
900,000	6.250%, 04/10/19	939,915
710,000	Air Lease Corp. Senior Unsecured Notes 3.750%, 02/01/22	729,480
545,000	Ally Financial, Inc. Senior Unsecured Notes 4.125%, 03/30/20	555,900
180,000	4.250%, 04/15/21	182,250
1,205,000	American Express Credit Corp., MTN Senior Unsecured Notes 2.250%, 05/05/21	1,190,536
1,000,000	American Tower Corp. Senior Unsecured Notes 4.400%, 02/15/26	1,028,741
175,000	Anheuser-Busch InBev Finance, Inc. 4.900%, 02/01/46	188,128
665,000	Australia & New Zealand Banking Group, Ltd. EMTN (Australia) Senior Unsecured Notes 4.875%, 01/12/21 (a)	719,646
1,000,000	Banco de Costa Rica (Costa Rica) 5.250%, 08/12/18 (c)	1,031,200
300,000	Banco de Reservas De La Republica Dominicana (Dominican Republic) Subordinated Notes 7.000%, 02/01/23 (a)	302,298
200,000	7.000%, 02/01/23	201,532
500,000	Banco do Brasil SA (Brazil) 9.000%, 06/29/49 (a) (d)	507,500
500,000	Banco Internacional del Peru SAA Interbank (Peru) 8.500%, 04/23/70 (d)	546,250
400,000	Banco Latinoamericano de Comercio Exterior SA (Panama) Senior Unsecured Notes 3.250%, 05/07/20	403,400

See accompanying Notes to Schedule of Investments.

25

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Financials (continued)
$450,000	Banco Macro SA (Argentina) Subordinated 6.750%, 11/04/26 (d)	$437,940
400,000	Banco Mercantil del Norte SA Subordinated Notes 5.750%, 10/04/31 (d)	373,000
1,500,000	5.750%, 10/04/31 (a) (d)	1,398,750
2,400,000	Banco Nacional de Comercio Exterior SNC (Cayman Islands) Subordinated Notes 3.800%, 08/11/26 (d)	2,284,704
1,000,000	Banco Nacional de Costa Rica (Costa Rica) Senior Unsecured Notes 5.875%, 04/25/21 (a)	1,045,250
150,000	Banco Regional SAECA (Paraguay) Senior Unsecured Notes 8.125%, 01/24/19 (a)	159,825
950,000	8.125%, 01/24/19	1,012,225
2,500,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (Mexico) Subordinated Notes 5.950%, 01/30/24 (d)	2,581,025
500,000	Bancolombia SA (Colombia) Subordinated Notes 6.125%, 07/26/20 (c)	542,875
460,000	Bank of America Corp. Senior Unsecured Notes 2.000%, 01/11/18	461,671
480,000	Bank of America Corp., MTN Senior Unsecured Notes 2.503%, 10/21/22	464,392
635,000	Bank of Montreal, MTN Senior Unsecured Notes 1.900%, 08/27/21	617,888
150,000	Bantrab Senior Trust (Cayman Islands) Senior Secured Notes 9.000%, 11/14/20	133,500
425,000	BB&T Corp., MTN Senior Unsecured Notes 2.450%, 01/15/20	428,990
450,000	2.050%, 05/10/21	442,809
300,000	BBVA Bancomer SA Subordinated Notes 5.350%, 11/12/29 (a) (d)	277,125
500,000	5.350%, 11/12/29 (d)	461,875
1,000,000	BBVA Bancomer SA (Cayman Islands) Subordinated Notes 6.008%, 05/17/22 (d)	1,000,000
676,000	Boston Properties LP Senior Unsecured Notes 4.125%, 05/15/21	714,258
500,000	Cementos Progreso Trust (Cayman Islands) 7.125%, 11/06/23 (c)	528,260

Principal Amount		Market Value

	Financials (continued)
$200,000	CIMPOR Financial Operations BV (Netherlands) 5.750%, 07/17/24 (a)	$175,400
200,000	5.750%, 07/17/24	175,400
925,000	Citigroup, Inc. Senior Unsecured Notes 2.700%, 03/30/21	920,450
250,000	CorpGroup Banking SA (Chile) Senior Unsecured Notes 6.750%, 03/15/23 (a)	238,938
500,000	6.750%, 03/15/23	477,875
400,000	Credito Real SAB de CV SOFOM ER (Mexico) Senior Unsecured Notes 7.250%, 07/20/23 (a)	402,000
775,000	Crown Castle International Corp. Senior Unsecured Notes 4.000%, 03/01/27	774,968
1,000,000	DBS Group Holdings, Ltd., GMTN Subordinated Notes 3.600%, 12/29/49 (d)	973,768
165,000	Equinix, Inc. Senior Unsecured Notes 5.875%, 01/15/26	175,494
160,000	ESH Hospitality, Inc. 5.250%, 05/01/25 (a)	160,960
1,400,000	Export-Import Bank Of India, EMTN (India) Senior Unsecured Notes 3.125%, 07/20/21	1,400,605
345,000	General Motors Financial Co., Inc. 3.200%, 07/13/20	348,075
1,300,000	Global Bank Corp. (Panama) Senior Unsecured Notes 5.125%, 10/30/19	1,330,550
700,000	Grupo Aval, Ltd. (Cayman Islands) 4.750%, 09/26/22	704,200
500,000	GrupoSura Finance SA (Cayman Islands) 5.500%, 04/29/26	522,425
1,687,324	Guanay Finance, Ltd. (Cayman Islands) Senior Secured Notes 6.000%, 12/15/20	1,716,852
160,000	Hexion 2 US Finance Corp. Senior Secured Notes 10.375%, 02/01/22 (a)	164,000
130,000	Icahn Enterprises LP/lcahn Enterprises Finance Corp. Senior Unsecured Notes 6.250%, 02/01/22 (a)	131,300
1,900,000	Industrial Senior Trust (Cayman Islands) 5.500%, 11/01/22	1,848,567
1,184,798	Interoceanica IV Finance Senior Secured Notes 11/30/25 (f)	965,611

See accompanying Notes to Schedule of Investments.

26

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Financials (continued)
$620,000	JPMorgan Chase & Co. Senior Unsecured Notes 2.972%, 01/15/23	$616,326
	Subordinated Notes
595,000	4.250%, 10/01/27	607,928
909,000	Liberty Mutual Group, Inc. 6.500%, 05/01/42 (a)	1,107,347
700,000	Magnesita Finance, Ltd. (British Virgin Islands) 8.625%, 04/29/49	670,250
55,000	MGM Growth Properties Operating Partnership LP 5.625%, 05/01/24 (a)	57,544
390,000	Morgan Stanley Senior Unsecured Notes 2.625%, 11/17/21	384,412
635,000	3.625%, 01/20/27	626,193
200,000	Morgan Stanley, GMTN Senior Unsecured Notes 2.500%, 04/21/21	197,654
530,000	MUFG Americas Holdings Corp. Senior Unsecured Notes 1.625%, 02/09/18	529,661
535,000	National Rural Utilities Cooperative Finance Corp. 2.000%, 01/27/20	533,550
135,000	Nationstar Mortgage LLC/Nationstar Capital Corp. 6.500%, 07/01/21	138,206
380,000	New York Life Global Funding Secured Notes 2.900%, 01/17/24 (a)	379,720
85,000	OPE KAG Finance Sub, Inc. Senior Unsecured Notes 7.875%, 07/31/23 (a)	87,444
1,100,000	Oversea-Chinese Banking Corp., Ltd. EMTN (Singapore) Subordinated Notes 4.000%, 10/15/24 (d)	1,125,804
400,000	Peru Enhanced Pass-Through Finance, Ltd. (Cayman Islands) 06/02/25 (f) (h)	321,384
215,000	PetSmart, Inc. Senior Unsecured Notes 7.125%, 03/15/23 (a) (c)	211,775
155,000	Royal Bank of Canada, GMTN Senior Unsecured Notes 2.500%, 01/19/21	155,712
525,000	Simon Property Group LP Senior Unsecured Notes 3.300%, 01/15/26	519,860
200,000	State Street Corp. Senior Unsecured Notes 3.550%, 08/18/25	204,491
340,000	2.650%, 05/19/26	322,511
150,000	SUAM Finance BV (Netherlands) 4.875%, 04/17/24	156,000

Principal Amount		Market Value

	Financials (continued)
$430,000	Sumitomo Mitsui Financial Group, Inc. (Japan) Senior Unsecured Notes 2.934%, 03/09/21	$431,886
445,000	2.058%, 07/14/21	430,978
725,000	Synchrony Financial Senior Unsecured Notes 3.000%, 08/15/19	735,131
385,000	The Goldman Sachs Group, Inc. Senior Unsecured Notes 2.350%, 11/15/21	374,707
235,000	3.000%, 04/26/22	233,655
595,000	The PNC Financial Services Group, Inc. Senior Unsecured Notes 3.300%, 03/08/22	611,656
955,000	The Toronto-Dominion Bank (Canada) Senior Unsecured Notes 1.800%, 07/13/21	924,952
740,000	TIAA Asset Management Finance Co. LLC Senior Unsecured Notes 2.950%, 11/01/19 (a)	753,383
	United Overseas Bank, Ltd. EMTN (Singapore) Subordinated Notes
1,000,000	3.750%, 09/19/24 (d)	1,018,960
1,000,000	3.500%, 09/16/26 (d)	994,969
	Wells Fargo & Co. Senior Unsecured Notes
565,000	3.069%, 01/24/23	564,653
275,000	3.000%, 04/22/26	262,214
580,000	3.000%, 10/23/26	551,015
	Westpac Banking Corp. Senior Unsecured Notes
375,000	2.600%, 11/23/20	376,431
155,000	2.000%, 08/19/21	150,842

		55,287,520

	Healthcare – 1.1%
583,000	AbbVie, Inc. Senior Unsecured Notes 4.700%, 05/14/45	567,649
180,000	Acadia Healthcare Co., Inc. 5.625%, 02/15/23	183,600
583,000	Actavis Funding SCS (Luxembourg) 2.350%, 03/12/18	586,798
735,000	Anthem, Inc. Senior Unsecured Notes 2.300%, 07/15/18	739,453
565,000	AstraZeneca PLC Senior Unsecured Notes 2.375%, 11/16/20	567,943
560,000	Cardinal Health, Inc. Senior Unsecured Notes 1.950%, 06/15/18	561,976

See accompanying Notes to Schedule of Investments.

27

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Healthcare (continued)
$85,000	Centene Corp. Senior Unsecured Notes 5.625%, 02/15/21	$89,445
180,000	4.750%, 01/15/25 (b) (d)	178,087
50,000	DJO Finco Inc./ DJO Finance LLC/ DJO Finance Corp. Secured Notes 8.125%, 06/15/21 (a)	43,500
260,000	Eli Lilly & Co. Senior Unsecured Notes 3.700%, 03/01/45	247,809
185,000	Envision Healthcare Corp. 6.250%, 12/01/24 (a)	195,175
175,000	inVentiv Group Holdings, Inc. 7.500%, 10/01/24 (a)	184,187
90,000	LifePoint Health, Inc. 5.375%, 05/01/24 (a)	86,400
245,000	MPH Acquisition Holdings LLC Senior Unsecured Notes 7.125%, 06/01/24 (a)	260,619
700,000	Mylan NV (Netherlands) 3.150%, 06/15/21	691,339
175,000	Quintiles Transnational Corp. 4.875%, 05/15/23 (a)	177,844
150,000	Select Medical Corp. 6.375%, 06/01/21 (c)	149,250
615,000	Shire Acquisitions Investments (Ireland) 2.875%, 09/23/23	588,291
115,000	Team Health, Inc. 7.250%, 12/15/23 (a)	131,963
555,000	UnitedHealth Group, Inc. Senior Unsecured Notes 4.200%, 01/15/47	559,583
421,000	Zimmer Biomet Holdings, Inc. Senior Unsecured Notes 1.450%, 04/01/17	421,133

		7,212,044

	Industrials – 2.8%
1,841,462	Aeropuerto Internacional de Tocumen SA (Panama) Senior Secured Notes 5.750%, 10/09/23	1,947,346
300,000	Aeropuertos Argentina 2000 SA (Argentina) Senior Secured Notes 6.875%, 02/01/27 (a)	303,750
280,000	Air Medical Merger Sub Corp. Senior Unsecured Notes 6.375%, 05/15/23 (a)	270,200
400,000	Avianca Holdings SA (Panama) 8.375%, 05/10/20 (a) (c)	400,000
800,000	8.375%, 05/10/20	800,000
170,000	Berry Plastics Corp. Secured Notes 5.500%, 05/15/22	177,650

Principal Amount		Market Value

	Industrials (continued)
$31,000	Builders FirstSource, Inc. Senior Secured Notes 5.625%, 09/01/24 (a)	$31,969
690,000	Burlington Northern Santa Fe LLC Senior Unsecured Notes 4.550%, 09/01/44	738,814
610,000	Chevron Corp. Senior Unsecured Notes 1.561%, 05/16/19	609,065
725,000	CSX Corp. Senior Unsecured Notes 3.800%, 11/01/46	659,976
299,000	Delphi Automotive PLC 4.250%, 01/15/26	308,514
390,000	Delphi Corp. 4.150%, 03/15/24	401,826
200,000	Eldorado International Finance (Austria) 8.625%, 06/16/21 (a)	179,500
600,000	Empresa de Transporte de Pasajeros Metro SA (Chile) Senior Unsecured Notes 5.000%, 01/25/47 (a) (c)	600,750
135,000	Energy Transfer Equity LP Senior Secured Notes 5.500%, 06/01/27	140,400
300,000	Express Scripts Holdings Co. 3.400%, 03/01/27	279,731
90,000	Extraction Oil & Gas Holdings LLC 7.875%, 07/15/21 (a)	96,750
635,000	FedEx Corp. 4.750%, 11/15/45	657,405
25,000	Flex Acquisition Co., Inc. Senior Unsecured Notes 6.875%, 01/15/25 (a)	25,462
175,000	Gates Global LLC 6.000%, 07/15/22 (a)	173,469
580,000	General Motors Financial Co., Inc. 2.400%, 05/09/19	578,681
165,000	3.200%, 07/06/21	164,376
55,000	Grinding Media, Inc./MC Grinding Media Canada, Inc. Senior Secured Notes 7.375%, 12/15/23 (a)	58,231
200,000	Grupo Cementos de Chihuahua SAB de CV (Mexico) Senior Secured Notes 8.125%, 02/08/20	208,500
341,000	Grupo Elektra SAB de CV (Mexico) 7.250%, 08/06/18	348,724
200,000	Grupo Posadas SAB de CV (Mexico) 7.875%, 06/30/22 (a)	201,250
280,000	John Deere Capital Corp. Senior Unsecured Notes 2.650%, 01/06/22	281,089

See accompanying Notes to Schedule of Investments.

28

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Industrials (continued)
$1,000,000	Lima Metro Line 2 Finance (Cayman Islands) Senior Secured Notes 5.875%, 07/05/34	$1,066,250
650,000	Lockheed Martin Corp. Senior Unsecured Notes 4.700%, 05/15/46	702,031
170,000	Lundin Mining Corp. (Canada) Senior Secured Notes 7.500%, 11/01/20 (a)	181,687
500,000	Mexico City Airport Trust Senior Secured Notes 4.250%, 10/31/26 (a) (c)	490,400
40,000	Microsemi Corp. 9.125%, 04/15/23 (a)	46,600
230,000	Milacron LLC / Mcron Finance Corp. 7.750%, 02/15/21 (a)	240,352
120,000	Novelis Corp. 6.250%, 08/15/24 (a)	127,050
55,000	5.875%, 09/30/26 (a)	56,169
400,000	OAS Financial, Ltd. (British Virgin Islands) 8.875%, 04/29/49 (a) (e)	14,000
600,000	8.875%, 04/29/49 (e)	21,000
400,000	Odebrecht Finance, Ltd. (Cayman Island) 7.125%, 06/26/42	177,000
200,000	Pesquera Exalmar S.A.A. (Peru) Senior Unsecured Notes 7.375%, 01/31/20 (a)	154,000
400,000	7.375%, 01/31/20	308,000
665,000	Reynolds American, Inc. 4.000%, 06/12/22	695,467
133,516	Reynolds Group Issuer, Inc. 8.250%, 02/15/21	137,470
425,000	Shell International Finance BV (Netherlands) 1.375%, 05/10/19	422,003
225,000	Terex Corp. 6.000%, 05/15/21	232,110
265,000	Teva Pharmaceutical Finance Netherlands III (Netherlands) 2.800%, 07/21/23	248,590
357,000	The Boeing Co. Senior Unsecured Notes 6.875%, 03/15/39	505,058
905,000	Thermo Fisher Scientific, Inc. Senior Unsecured Notes 3.300%, 02/15/22	922,679
255,000	TransDigm, Inc. 6.000%, 07/15/22	257,550
465,000	Waste Management, Inc. 4.100%, 03/01/45	463,785

Principal Amount		Market Value

	Industrials (continued)
$175,000	Williams Partners LP/ACMP Finance Corp. Senior Unsecured Notes 4.875%, 03/15/24	$181,127

		18,293,806

	Information Technology – 1.3%
595,000	Analog Devices, Inc. Senior Unsecured Notes 2.500%, 12/05/21	589,512
265,000	Broadcom Corp./Broadcom Cayman Finance, Ltd. 3.625%, 01/15/24 (a)	264,754
130,000	Camelot Finance SA Senior Unsecured Notes 7.875%, 10/15/24 (a)	137,800
160,000	Cengage Learning, Inc. Senior Unsecured Notes 9.500%, 06/15/24 (a) (c)	136,800
210,000	Cincinnati Bell, Inc. 7.000%, 07/15/24 (a)	222,337
540,000	Cisco Systems, Inc. Senior Unsecured Notes 1.850%, 09/20/21	527,570
85,000	CSC Holdings LLC Senior Unsecured Notes 5.250%, 06/01/24 (c)	85,186
175,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp. 7.125%, 06/15/24 (a) (c)	191,704
200,000	Empresa Nacional de Telecomunicaciones SA (Chile) 4.875%, 10/30/24	204,657
530,000	Fidelity National Information Services, Inc. Senior Unsecured Notes 3.625%, 10/15/20	548,668
	First Data Corp.
130,000	7.000%, 12/01/23 (a)	138,125
	Secured Notes
135,000	5.750%, 01/15/24 (a)	139,556
195,000	Genesys Telecommunications Laboratories Inc. 10.000%, 11/30/24 (a)	211,088
100,000	Gray Television, Inc. 5.125%, 10/15/24 (a)	98,500
135,000	5.875%, 07/15/26 (a)	134,494
430,000	Hewlett Packard Enterprise Co. Senior Unsecured Notes 3.600%, 10/15/20	441,727
175,000	Infor US, Inc. 6.500%, 05/15/22	180,469
345,000	Intel Corp. Senior Unsecured Notes 4.100%, 05/19/46	342,665

See accompanying Notes to Schedule of Investments.

29

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Information Technology (continued)
$665,000	Microsoft Corp. Senior Unsecured Notes 4.450%, 11/03/45	$691,019
135,000	Nexstar Escrow Corp. 5.625%, 08/01/24 (a)	135,169
195,000	NXP Funding LLC (Netherlands) 4.125%, 06/01/21 (a)	201,806
165,000	Open Text Corp. (Canada) 5.875%, 06/01/26 (a)	173,250
510,000	Oracle Corp. Senior Unsecured Notes 1.900%, 09/15/21	498,368
480,000	4.125%, 05/15/45	470,183
180,000	Sabre Global, Inc. Senior Secured Notes 5.250%, 11/15/23 (a)	183,150
255,000	Sinclair Television Group, Inc. 5.625%, 08/01/24 (a)	260,100
130,000	Solera LLC Senior Unsecured Notes 10.500%, 03/01/24 (a)	148,200
250,000	Sophia LP / Sophia Finance, Inc. Senior Unsecured Notes 9.000%, 09/30/23 (a)	266,250
135,000	Telesat Canada / Telesat LLC (Canada) 8.875%, 11/15/24 (a)	145,125
55,000	Western Digital Corp. Senior Secured Notes 7.375%, 04/01/23 (a)	60,706
450,000	Xerox Corp. Senior Unsecured Notes 2.950%, 03/15/17	450,885

		8,279,823

	Materials – 0.6%
130,000	Ashland LLC 4.750%, 08/15/22	133,413
1,000,000	Celulosa Arauco y Constitucion SA (Chile) Senior Unsecured Notes 5.000%, 01/21/21	1,056,035
300,000	Colbun SA (Chile) Senior Unsecured Notes 6.000%, 01/21/20 (c)	325,279
1,360,000	Georgia-Pacific LLC Senior Unsecured Notes 3.600%, 03/01/25 (a)	1,380,898
600,000	Grupo Idesa SA de CV (Mexico) 7.875%, 12/18/20 (c)	543,000
145,000	Potash Corp. of Saskatchewan, Inc. (Canada) Senior Unsecured Notes 4.000%, 12/15/26	145,952
175,000	Signode Industrial Group Lux SA 6.375%, 05/01/22 (a)	178,500

Principal Amount		Market Value

	Materials (continued)
$200,000	SINOPEC Group Overseas Development, Ltd. (British Virgin Islands) 2.500%, 04/28/20 (a)	$198,928

		3,962,005

	Telecommunications – 1.9%
190,000	AT&T, Inc. Senior Unsecured Notes 3.800%, 03/01/24	189,878
1,000,000	Axiata SPV2 Bhd Senior Unsecured Notes 3.466%, 11/19/20	1,019,239
500,000	Bharti Airtel, Ltd. (India) Senior Unsecured Notes 4.375%, 06/10/25	494,065
1,306,000	British Telecommunications PLC (United Kingdom) Senior Unsecured Notes 5.950%, 01/15/18	1,359,496
130,000	CCO Holdings LLC Senior Unsecured Notes 5.250%, 09/30/22	134,904
60,000	5.125%, 05/01/23 (a)	62,400
260,000	Cequel Communications Holdings I LLC Senior Unsecured Notes 6.375%, 09/15/20 (a)	267,800
560,000	Charter Communications Operating LLC Senior Secured Notes 4.908%, 07/23/25	588,173
570,000	Comcast Corp. 4.400%, 08/15/35	590,579
235,000	CommScope, Inc. 5.000%, 06/15/21 (a)	242,050
300,000	Digicel Group, Ltd. (Bermuda) Senior Unsecured Notes 7.125%, 04/01/22 (a)	241,527
1,700,000	7.125%, 04/01/22	1,367,752
140,000	Embarq Corp. Senior Unsecured Notes 7.995%, 06/01/36	136,500
1,200,000	Empresa Nacional de Telecomunicaciones SA (Chile) Senior Unsecured Notes 4.750%, 08/01/26 (c)	1,221,228
50,000	Frontier Communications Senior Unsecured Notes 8.500%, 04/15/20	53,468
	Intelsat Jackson Holdings SA (Luxembourg)
150,000	5.500%, 08/01/23	105,750
	Senior Secured Notes
90,000	8.000%, 02/15/24 (a) (c)	93,600
275,000	Level 3 Communications, Inc. Senior Unsecured Notes 5.750%, 12/01/22	285,313
555,000	Omnicom Group, Inc. 3.600%, 04/15/26	551,074

See accompanying Notes to Schedule of Investments.

30

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Telecommunications (continued)
$704,000	Orange SA (France) Senior Unsecured Notes 2.750%, 02/06/19	$714,111
155,000	Sirius XM Radio, Inc. 5.375%, 07/15/26 (a)	157,906
200,000	Sixsigma Networks Mexico SA de CV (Mexico) 8.250%, 11/07/21 (a)	185,000
260,000	TEGNA, Inc. 4.875%, 09/15/21 (a)	267,150
1,000,000	Telefonica Celular del Paraguay SA (Paraguay) Senior Unsecured Notes 6.750%, 12/13/22	1,037,500
200,000	TV Azteca SAB de CV (Mexico) 7.500%, 05/25/18	189,000
500,000	TV Azteca SAB de CV, EMTN (Mexico) 7.625%, 09/18/20	437,500
550,000	Verizon Communications, Inc. Senior Unsecured Notes 4.400%, 11/01/34	525,928

		12,518,891

	Utilities – 3.2%
299,370	Abengoa Transmision Sur SA (Peru) Senior Secured Notes 6.875%, 04/30/43 (a)	308,351
698,530	6.875%, 04/30/43	719,486
1,000,000	AES Andres/Dominican Power Partners/Empresa Generadora De Electricidad IT (Netherlands) 7.950%, 05/11/26 (a)	1,050,020
300,000	AES El Salvador Trust II 6.750%, 03/28/23	278,250
1,000,000	American Electric Power Co., Inc. Senior Unsecured Notes 2.950%, 12/15/22	1,006,509
783,000	Berkshire Hathaway Energy Co. Senior Unsecured Notes 6.500%, 09/15/37	1,021,179
65,000	Calpine Corp. Senior Unsecured Notes 5.750%, 01/15/25 (c)	64,025
1,500,000	Comision Federal de Electricidad (Mexico) Senior Unsecured Notes 4.750%, 02/23/27 (c)	1,447,350
110,000	Duke Energy Corp. Senior Unsecured Notes 3.750%, 09/01/46	100,204
465,000	Duke Energy Progress LLC 4.150%, 12/01/44	470,620
1,300,000	Empresa de Energia de Bogota SA ESP (Colombia) Senior Unsecured Notes 6.125%, 11/10/21	1,345,500

Principal Amount		Market Value

	Utilities (continued)
$700,000	Empresa Electrica Guacolda SA (Chile) Senior Unsecured Notes 4.560%, 04/30/25 (c)	$657,420
600,000	Empresas Publicas de Medellin ESP (Colombia) Senior Unsecured Notes 7.625%, 07/29/19	674,250
300,000	Engie Energia Chile SA (Chile) Senior Unsecured Notes 4.500%, 01/29/25	301,036
1,420,000	Exelon Corp. Senior Unsecured Notes 3.400%, 04/15/26	1,389,515
238,428	Fermaca Enterprises S de RL de CV (Mexico) Senior Secured Notes 6.375%, 03/30/38 (a)	239,620
720,000	Fortis, Inc. Senior Unsecured Notes 2.100%, 10/04/21 (a)	697,523
232,000	GNL Quintero SA (Chile) Senior Unsecured Notes 4.634%, 07/31/29	233,369
1,700,000	Israel Electric (Israel) Senior Secured Notes 5.000%, 11/12/24 (a)	1,781,719
500,000	Israel Electric Corp., Ltd. (Israel) Senior Secured Notes 5.625%, 06/21/18	521,690
1,000,000	ITC Holdings Corp. Senior Unsecured Notes 3.250%, 06/30/26	973,860
1,800,000	National Gas Co. of Trinidad & Tobago, Ltd. (Trinidad) Senior Unsecured Notes 6.050%, 01/15/36	1,836,000
90,000	NGL Energy Partners LP / NGL Energy Finance Corp. 7.500%, 11/01/23 (a)	95,175
180,000	NRG Energy, Inc. 7.250%, 05/15/26 (a) (c)	189,225
500,000	Pampa Energia SA (Argentina) Senior Unsecured Notes 7.500%, 01/24/27 (a)	495,605
1,000,000	Sierra Pacific Power Co. 2.600%, 05/01/26	953,854
870,000	The Southern Co. Senior Unsecured Notes 2.450%, 09/01/18	877,992
1,000,000	Xcel Energy, Inc. Senior Unsecured Notes 3.300%, 06/01/25	1,001,170

		20,730,517

	Total Corporate Notes and Bonds (Cost $170,301,709)	169,134,363

See accompanying Notes to Schedule of Investments.

31

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

COLLATERALIZED MORTGAGE AND ASSET-BACKED SECURITIES – 16.8%
$1,884,580	Alternative Loan Trust Series 2007-J2, Class 2A1 6.000%, 07/25/37	$1,822,463
350,000	Banc of America Commercial Mortgage Trust Series 2007-4, Class AM 5.818%, 02/10/51 (d)	355,512
393,341	Banc of America Funding Trust Series 2006-B, Class 7A1 3.428%, 03/20/36 (d)	355,344
558,226	Banc of America Funding Trust Series 2010-R9, Class 3A3 5.500%, 12/26/35 (a)	457,397
630,000	BBCMS Trust Series 2015-STP, Class D 4.284%, 09/10/28 (a) (d)	629,423
194,662	Bear Stearns Asset Backed Securities I Trust Series 2004-AC2, Class 2A 5.000%, 05/25/34	193,717
450,000	Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class AJ 5.566%, 01/12/45 (d)	429,129
403,500	CDGJ Commercial Mortage Trust Series 2014-BXCH, Class B 2.617%, 12/15/27 (a) (d)	404,433
858,000	CFCRE Commercial Mortage Trust Series 2016-C4, Class C 4.878%, 05/10/58 (d)	880,454
940,000	CFCRE Commercial Mortage Trust Series 2016-C7, Class A3 3.839%, 12/10/54	979,119
84,455	Citicorp Mortgage Securities Trust Series 2007-2, Class 3A1 5.500%, 02/25/37	84,234
450,000	Citigroup Commercial Mortgage Trust Series 2007-C6, Class AM 5.714%, 12/10/49 (d)	455,502
931,835	Citigroup Commercial Mortgage Trust Series 2012-GC8, Class XA 2.129%, 09/10/45 (a) (d) (i)	57,691
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class C 2.738%, 01/12/30 (a)	349,390
350,000	Citigroup Commercial Mortgage Trust Series 2013-SMP, Class D 2.911%, 01/12/30 (a) (d)	348,418
4,849,616	Citigroup Commercial Mortgage Trust Series 2014-GC25, Class XA 1.061%, 10/10/47 (d) (i)	299,222
440,700	Citigroup Commercial Mortgage Trust Series 2015-GC27, Class D 4.429%, 02/10/48 (a) (d)	363,639
780,000	Citigroup Commercial Mortgage Trust Series 2015-GC31, Class C 4.064%, 06/10/48 (d)	754,057

Principal Amount		Market Value
$235,000	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class C 4.501%, 11/10/48 (d)	$229,015
7,488,385	Citigroup Commercial Mortgage Trust Series 2015-GC35, Class XA 0.902%, 11/10/48 (d) (i)	399,263
7,759,232	Citigroup Commercial Mortgage Trust Series 2016-GC36, Class XA 1.348%, 02/10/49 (d) (i)	670,979
5,499,777	Citigroup Commercial Mortgage Trust Series 2016-P3, Class XA 1.715%, 04/15/49 (d) (i)	601,896
6,737,307	Citigroup Commercial Mortgage Trust Series 2016-P4, Class XA 2.016%, 07/10/49 (d) (i)	889,870
756,000	Citigroup Commercial Mortgage Trust Series 2016-P6, Class A5 3.720%, 12/10/49 (d)	786,403
952,000	Citigroup Commercial Mortgage Trust Series 2016-SMPL, Class D 3.520%, 09/10/31 (a)	942,707
1,697,927	Citigroup Mortgage Loan Trust Series 2006-AR2, Class 1A2 3.121%, 03/25/36 (d)	1,630,971
1,750,000	Citigroup Mortgage Loan Trust Series 2010-7, Class 11A1 5.466%, 07/25/36 (a) (d)	1,755,261
232,017	Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4, Class AMFX 5.366%, 12/11/49 (d)	231,850
300,000	COBALT Commercial Mortgage Trust Series 2007-C2, Class AJFX 5.568%, 04/15/47 (d)	300,695
453,000	COMM Mortgage Trust Series 2016-DC2, Class C 4.643%, 02/10/49 (d)	442,296
6,777,405	COMM Mortgage Trust Series 2016-DC2, Class XA 1.076%, 02/10/49 (d) (i)	475,362
55,214	Commercial Mortgage Pass Through Certificates Series 2010-C1, Class XPA 1.547%, 07/10/46 (a) (d) (i)	687
1,836,911	Commercial Mortgage Pass Through Certificates Series 2012-CR3, Class XA 2.075%, 10/15/45 (d) (i)	137,364
20,320,764	Commercial Mortgage Pass Through Certificates Series 2013-CR10, Class XA 0.927%, 08/10/46 (d) (i)	762,937
300,000	Commercial Mortgage Pass Through Certificates Series 2014-CR20, Class C 4.506%, 11/10/47 (d)	298,323

See accompanying Notes to Schedule of Investments.

32

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$350,000	Commercial Mortgage Pass Through Certificates Series 2015-CR23, Class D 4.256%, 05/10/48 (d)	$270,454
470,000	Commercial Mortgage Pass Through Certificates Series 2015-CR25, Class C 4.547%, 08/10/48 (d)	466,489
600,000	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class B 4.494%, 10/10/48 (d)	610,666
8,334,288	Commercial Mortgage Pass Through Certificates Series 2015-CR26, Class XA 1.055%, 10/10/48 (d) (i)	530,742
585,000	Commercial Mortgage Pass Through Certificates Series 2015-LC23, Class C 4.646%, 10/10/53 (d)	580,957
9,100,785	Commercial Mortgage Pass Through Certificates Series 2016-C3, Class XA 1.089%, 01/10/48 (d) (i)	660,822
807,000	Commercial Mortgage Pass Through Certificates Series 2016-CR28, Class C 4.647%, 02/10/49 (d)	794,625
650,000	Commercial Mortgage Trust Series 2007-GG11, Class AJ 6.033%, 12/10/49 (d)	649,784
500,000	Core Industrial Trust Series 2015-CALW, Class D 3.850%, 02/10/34 (a) (d)	509,525
680,000	Cosmopolitan Hotel Trust Series 2016-CSMO, Class C 3.418%, 11/15/33 (a) (d)	686,930
1,051,619	Countrywide Alternative Loan Trust Series 2005-86CB, Class A5 5.500%, 02/25/36	908,910
466,273	Countrywide Alternative Loan Trust Series 2006-J1, Class 2A1 7.000%, 02/25/36	178,339
67,232	Countrywide Alternative Loan Trust Series 2007-18CB, Class 2A17 6.000%, 08/25/37	60,839
273,470	Countrywide Alternative Loan Trust Series 2007-23CB, Class A3 1.271%, 09/25/37 (d)	173,903
261,119	Countrywide Alternative Loan Trust Series 2007-23CB, Class A4 5.729%, 09/25/37 (d) (i)	60,861
499,205	Countrywide Home Loan Mortgage Pass Through Trust Series 2005-HYB8, Class 4A1 3.124%, 12/20/35 (d)	419,584

Principal Amount		Market Value
$1,261,573	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-14, Class A15 6.500%, 09/25/37	$1,150,160
474,171	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-2, Class A13 6.000%, 03/25/37	421,304
96,983	Countrywide Home Loan Mortgage Pass Through Trust Series 2007-7, Class A4 5.750%, 06/25/37	88,538
625,000	Credit Suisse Commercial Mortgage Trust Series 2007-C4, Class A1AM 5.939%, 09/15/39 (d)	633,917
3,236	Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C2, Class F 6.750%, 11/15/30 (a) (d)	3,238
1,464,424	Credit Suisse First Boston Mortgage Securities Corp. Series 2005-9, Class 5A9 5.500%, 10/25/35	1,265,043
723,618	Credit Suisse Mortgage Capital Certificates Series 2007-1, Class 5A4 6.000%, 02/25/37	621,257
250,000	Credit Suisse Mortgage Capital Certificates Series 2009-RR2, Class IQB 5.695%, 04/16/49 (a) (d)	250,348
6,984,763	CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA 1.815%, 01/15/49 (d) (i)	802,628
3,391,011	CSMC Trust Series 2013-IVR4, Class A11 3.485%, 07/25/43 (a) (d)	3,360,803
3,391,011	CSMC Trust Series 2013-IVR4, Class A2 3.000%, 07/25/43 (a) (d)	3,296,848
534,000	DBJPM Series 2016-C1, Class C 3.352%, 05/10/49 (d)	504,735
7,696,423	DBJPM Series 2016-C1, Class XA 1.504%, 05/10/49 (d) (i)	783,421
569,000	FHLMC Multifamily Structured Pass Through Certificates Series K050, Class A2 3.334%, 08/25/25 (d)	591,836
766,000	FHLMC Multifamily Structured Pass Through Certificates Series K053, Class A2 2.995%, 12/25/25	775,578
831,000	FHLMC Multifamily Structured Pass Through Certificates Series K054, Class A2 2.745%, 01/25/26	835,070

See accompanying Notes to Schedule of Investments.

33

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$5,462,363	FHLMC Multifamily Structured Pass Through Certificates Series K722, Class X1 1.311%, 03/25/23 (d) (i)	$358,488
3,072,750	First Horizon Alternative Series 2006-AA7, Class A1 3.031%, 01/25/37 (d)	2,622,947
2,584,164	First Horizon Alternative Mortgage Securities Trust Series 2005-FA4, Class 1A6 5.500%, 06/25/35	2,339,987
1,424,412	First Horizon Mortgage Pass-Through Trust Series 2006-2, Class 1A3 6.000%, 08/25/36	1,310,259
4,860,463	Firstkey Mortgage Trust Series 2014-1, Class A8 3.500%, 11/25/44 (a) (d)	4,899,196
762,000	GS Mortgage Securities Corp. Trust Series 2016-ICE2, Class A 2.697%, 02/15/33 (a) (d)	770,465
391,000	GS Mortgage Securities Trust Series 2014-GC26, Class C 4.511%, 11/10/47 (d)	387,701
6,450,749	GS Mortgage Securities Trust Series 2015-GC34, Class XA 1.369%, 10/10/48 (d) (i)	551,413
10,724,951	GS Mortgage Securities Trust Series 2015-GS1, Class XA 0.835%, 11/10/48 (d) (i)	598,717
7,334,993	GS Mortgage Securities Trust Series 2016-GS2, Class XA 1.671%, 05/10/49 (d) (i)	790,835
422,058	GSR Mortgage Loan Trust Series 2006-AR1, Class 3A1 3.545%, 01/25/36 (d)	385,300
27,648	HSI Asset Loan Obligation Trust Series 2007-2, Class 1A1 5.500%, 09/25/37	26,597
2,311,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-A2, Class 2A1 2.995%, 04/25/36 (d)	2,152,915
147,466	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP8, Class X 0.381%, 05/15/45 (d) (i)	5
237,370	JP Morgan Chase Commercial Mortgage Securities Trust Series 2006-LDP9, Class AM 5.372%, 05/15/47	237,255
350,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB19, Class AM 5.734%, 02/12/49 (d)	352,483
537,200	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-CB20, Class AJ 6.157%, 02/12/51 (d)	544,080

Principal Amount		Market Value
$250,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class AM 6.044%, 02/15/51 (d)	$255,038
792,558	JP Morgan Chase Commercial Mortgage Securities Trust Series 2011-C4, Class XA 1.362%, 07/15/46 (a) (d) (i)	20,392
2,135,221	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-C8, Class XA 2.003%, 10/15/45 (d) (i)	141,478
665,119	JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class XA 1.659%, 06/15/45 (d) (i)	38,046
5,734,585	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C18, Class XA 1.077%, 02/15/47 (d) (i)	266,411
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class C 4.660%, 08/15/47 (d)	304,096
3,681,429	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C21, Class XA 1.092%, 08/15/47 (d) (i)	218,101
330,824	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C23, Class C 4.459%, 09/15/47 (d)	337,054
450,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class C 4.448%, 11/15/47 (d)	451,057
6,473,543	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C25, Class XA 0.996%, 11/15/47 (d) (i)	345,677
5,254,808	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-C26, Class XA 1.170%, 01/15/48 (d) (i)	288,917
300,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2014-DSTY, Class A 3.429%, 06/10/27 (a)	306,711
4,391,555	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C27, Class XA 1.372%, 02/15/48 (d) (i)	300,975
7,921,840	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C28, Class XA 1.194%, 10/15/48 (d) (i)	469,886

See accompanying Notes to Schedule of Investments.

34

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$650,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C32, Class C 4.668%, 11/15/48 (d)	$624,649
670,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-C33, Class C 4.618%, 12/15/48 (d)	680,756
8,350,577	JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1, Class XA 1.150%, 01/15/49 (d) (i)	492,466
320,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class B 3.460%, 08/15/49 (d)	318,578
246,000	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP2, Class C 3.796%, 08/15/49 (d)	239,908
755,000	JPMBB Commercial Mortgage Securities Trust Series 2016-C1, Class C 4.747%, 03/15/49 (d)	779,954
7,714,211	JPMDB Commercial Mortgage Securities Trust Series 2016-C2, Class XA 1.712%, 06/15/49 (d) (i)	779,338
485,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMB 5.189%, 07/15/44	489,655
250,000	LB Commercial Mortgage Trust Series 2007-C3, Class AMFL 5.920%, 07/15/44 (a) (d)	252,970
22,370	LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ 5.484%, 02/15/40	22,400
747,000	LB-UBS Commercial Mortgage Trust Series 2007-C7, Class AJ 6.247%, 09/15/45 (d)	753,037
588,000	LSTAR Commercial Mortgage Trust Series 2016-4, Class C 4.549%, 03/10/49 (a) (d)	540,679
29,748	ML-CFC Commercial Mortgage Trust Series 2007-5, Class AM 5.419%, 08/12/48	29,776
800,375	Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class XA 1.716%, 08/15/45 (a) (d) (i)	46,014
5,864,735	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C14, Class XA 1.252%, 02/15/47 (d) (i)	272,962
300,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C18, Class C 4.485%, 10/15/47 (d)	301,736

Principal Amount		Market Value
$ 413,500	Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C19, Class C 4.000%, 12/15/47	$382,753
785,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class C 4.529%, 10/15/48 (d)	803,665
800,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.060%, 10/15/48 (a)	618,137
80,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class C 4.537%, 12/15/47 (d)	77,091
8,476,624	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C28, Class XA 1.291%, 01/15/49 (d) (i)	691,804
844,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C29, Class C 4.753%, 05/15/49 (d)	863,805
787,000	Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C32, Class A4 3.720%, 12/15/49	819,565
52,017	Morgan Stanley Capital I Trust Series 2006-HQ8, Class AJ 5.460%, 03/12/44 (d)	52,270
300,000	Morgan Stanley Capital I Trust Series 2007-HQ11, Class AJ 5.508%, 02/12/44 (d)	299,710
250,000	Morgan Stanley Capital I Trust Series 2007-IQ13, Class AM 5.406%, 03/15/44	249,577
375,100	Morgan Stanley Capital I Trust Series 2007-IQ16, Class AMA 6.047%, 12/12/49 (d)	383,566
621,159	Morgan Stanley Capital I Trust Series 2011-C1, Class XA 0.461%, 09/15/47 (a) (d) (i)	8,788
250,000	Morgan Stanley Capital I Trust Series 2014-CPT, Class E 3.446%, 07/13/29 (a) (d)	245,976
350,000	Morgan Stanley Capital I Trust Series 2014-MP, Class D 3.693%, 08/11/29 (a) (d)	355,560
588,000	Morgan Stanley Capital I Trust Series 2015-XLF2, Class AFSC 3.767%, 08/15/26 (a) (d)	588,042
2,873,567	Morgan Stanley Capital I Trust Series 2016-UB11, Class XA 1.681%, 08/15/49 (d) (i)	300,831
697,000	Morgan Stanley Capital I Trust Series 2017-PRME, Class D 4.170%, 02/15/34 (a) (d) (h)	697,781

See accompanying Notes to Schedule of Investments.

35

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 710,636	Morgan Stanley Mortgage Loan Trust Series 2005-3AR, Class 2A2 3.012%, 07/25/35 (d)	$634,184
5,853,183	Morgan Stanley Mortgage Loan Trust Series 2005-9AR, Class 2A 3.181%, 12/25/35 (d)	5,036,150
1,698,420	Morgan Stanley Mortgage Loan Trust Series 2007-14AR, Class 1A3 3.207%, 10/25/37 (d)	1,496,335
946,000	MSCG Trust Series 2016-SNR, Class C 5.205%, 11/15/34 (a)	950,030
250,486	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AP3, Class A3 5.318%, 08/25/35 (d)	159,807
2,346,727	PR Mortgage Loan Trust Series 2014-1, Class APT 5.917%, 10/25/49 (d)	2,253,043
1,301,236	RALI Trust Series 2005-QA10, Class A31 4.032%, 09/25/35 (d)	1,110,163
3,875,078	RALI Trust Series 2006-QS7, Class A2 6.000%, 06/25/36	3,264,123
211,814	Residential Asset Securitization Trust Series 2006-A6, Class 1A1 6.500%, 07/25/36	109,860
463,122	Residential Asset Securitization Trust Series 2007-A1, Class A8 6.000%, 03/25/37	309,165
1,587,218	Sequoia Mortgage Trust Series 2013-1, Class 2A1 1.855%, 02/25/43 (d)	1,463,165
221,848	Structured Adjustable Rate Mortgage Loan Trust Series 2006-1, Class 2A2 3.128%, 02/25/36 (d)	194,675
1,826,590	UBS-Barclays Commercial Mortgage Trust Series 2012-C3, Class XA 2.017%, 08/10/49 (a) (d) (i)	139,576
977,000	Wachovia Bank Commercial Series 2006-C26, Class AM 6.077%, 06/15/45 (d)	977,829
500,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C32, Class AMFX 5.703%, 06/15/49 (a)	503,129
398,481	Wachovia Bank Commercial Mortgage Trust Series 2006-C28, Class AJ 5.632%, 10/15/48 (d)	397,902
1,063,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AJ 5.413%, 12/15/43 (d)	1,077,697

Principal Amount		Market Value
$ 214,463	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AM 5.383%, 12/15/43	$214,189
300,248	Wachovia Bank Commercial Mortgage Trust Series 2007-C30, Class AMFL 0.968%, 12/15/43 (a) (d)	299,708
300,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ 5.965%, 02/15/51 (d)	301,173
580,000	Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AM 5.965%, 02/15/51 (d)	587,239
1,832,355	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2005-8, Class 2CB1 5.500%, 10/25/35	1,793,169
471,800	Wells Fargo Commercial Mortgage Trust Series 2015-C26, Class D 3.586%, 02/15/48 (a)	354,960
725,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC16, Class D 3.938%, 08/15/50 (a)	604,525
512,000	Wells Fargo Commercial Mortgage Trust Series 2014-LC18, Class B 3.959%, 12/15/47	523,628
400,000	Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class C 4.136%, 05/15/48 (d)	361,957
585,000	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class C 4.611%, 11/15/48 (d)	595,338
8,424,405	Wells Fargo Commercial Mortgage Trust Series 2015-C31, Class XA 1.111%, 11/15/48 (d) (i)	587,357
480,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC22, Class C 4.540%, 09/15/58 (d)	487,081
4,437,838	Wells Fargo Commercial Mortgage Trust Series 2015-NXS1, Class XA 1.192%, 05/15/48 (d) (i)	290,777
610,000	Wells Fargo Commercial Mortgage Trust Series 2015-NXS3, Class C 4.489%, 09/15/57 (d)	579,565

See accompanying Notes to Schedule of Investments.

36

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 558,000	Wells Fargo Commercial Mortgage Trust Series 2016-C32, Class C 4.721%, 01/15/59 (d)	$543,146
517,000	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class C 3.896%, 03/15/59	499,928
5,327,061	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class XA 1.810%, 03/15/59 (d) (i)	592,094
6,326,643	Wells Fargo Commercial Mortgage Trust Series 2016-NXS6, Class XA 1.662%, 11/15/49 (d) (i)	661,983
281,457	Wells Fargo Mortgage Backed Securities Trust Series 2007-13, Class A6 6.000%, 09/25/37	284,058
279,099	Wells Fargo Mortgage Backed Securities Trust Series 2007-8, Class 1A16 6.000%, 07/25/37	276,527
810,279	WF-RBS Commercial Mortgage Trust Series 2012-C8, Class XA 1.987%, 08/15/45 (a) (d) (i)	58,409
1,355,212	WF-RBS Commercial Mortgage Trust Series 2012-C9, Class XA 2.095%, 11/15/45 (a) (d) (i)	102,076
6,233,785	WFRBS Commercial Mortgage Trust Series 2014-C21, Class XA 1.155%, 08/15/47 (d) (i)	368,986

	Total Collateralized Mortgage and Asset-Backed Securities (Cost $112,712,072)	109,904,164

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 42.8%

	Fannie Mae – 11.6%
328,627	4.000%, 06/01/42 Pool # AB5459	340,128
3,310,110	3.000%, 03/01/45 Pool # AS4645	3,278,353
9,557,893	3.500%, 03/01/46 Pool # BC0281	9,794,185
507,166	3.500%, 12/01/31 Pool # MA0919	526,874
443,580	3.500%, 01/01/32 Pool # MA0949	460,807
129,028	4.500%, 03/01/42 Pool # MA1050	134,870
4,175,670	3.000%, 04/01/45 Pool # MA2248	4,102,038
13,122,780	3.000%, 09/01/46 Pool # MA2737	12,996,793
192,678	4.000%, 09/01/31 Pool # MA3894	204,051

Principal Amount		Market Value

	Fannie Mae (continued)
$176,015	5.849%, 10/25/36 (d) (i) Series 2007-57, Class SX, REMIC	$32,611
340,761	5.029%, 09/25/36 (d) (i) Series 2009-86, Class CI, REMIC	44,415
336,491	4.000%, 01/25/41 Series 2010-156, Class ZC, REMIC	342,998
218,042	4.500%, 12/25/41 Series 2011-121, Class JP, REMIC	230,727
506,608	4.000%, 03/25/41 Series 2011-18, Class UZ, REMIC	539,238
1,163,515	3.500%, 10/25/42 Series 2012-105, Class Z, REMIC	1,161,409
2,121,760	2.750%, 11/25/42 Series 2012-127, Class PA, REMIC	2,108,955
4,274,979	3.500%, 03/25/42 Series 2012-20, Class ZT, REMIC	4,295,670
1,819,346	4.000%, 04/25/42 Series 2012-31, Class Z, REMIC	1,905,645
6,815,938	2.000%, 08/25/42 Series 2013-5, Class EZ, REMIC	6,313,250
5,369,316	3.000%, 02/25/43 Series 2013-8, Class Z, REMIC	5,063,167
5,348,701	3.000%, 11/25/44 Series 2014-73, Class CZ, REMIC	4,776,043
6,643,969	3.000%, 01/25/45 Series 2015-9, Class HA, REMIC	6,792,385
4,436,957	3.000%, 08/25/42 Series 2015-95, Class AP, REMIC	4,513,236
5,564,398	3.000%, 05/25/46 Series 2016-24, Class NZ, REMIC	5,141,965
757,000	2.702%, 02/25/26 Series 2016-M3, Class A2	745,604

		75,845,417

	Freddie Mac – 5.4%
3,265,805	3.000%, 03/15/44 Series 4316, Class BZ, REMIC	3,008,924
28,665	5.000%, 07/01/35 Gold Pool # G01840	31,485
8,179	5.500%, 12/01/38 Gold Pool # G06172	9,081
5,412,544	3.500%, 02/01/45 Gold Pool # Q31596	5,534,251
140,176	4.000%, 10/01/41 Gold Pool # T60392	145,251
787,208	3.500%, 10/01/42 Gold Pool # T65110	796,618
3,481,931	3.000%, 07/01/45 Pool # G08653	3,445,933
4,381,564	3.000%, 08/01/45 Pool # G08658	4,336,265
379,475	5.000%, 12/15/34 Series 2909, Class Z, REMIC	415,817

See accompanying Notes to Schedule of Investments.

37

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Freddie Mac (continued)
$108,350	5.333%, 04/15/37 (d) (i) Series 3301, Class MS, REMIC	$15,410
47,890	5.233%, 11/15/37 (d) (i) Series 3382, Class SB, REMIC	5,598
76,095	5.623%, 11/15/37 (d) (i) Series 3384, Class S, REMIC	10,659
164,958	4.753%, 01/15/39 (d) (i) Series 3500, Class SA, REMIC	17,678
186,492	5.500%, 08/15/36 Series 3626, Class AZ, REMIC	202,497
1,144,497	4.000%, 12/15/38 Series 3738, Class BP, REMIC	1,180,075
127,074	4.000%, 01/15/41 Series 3795, Class VZ, REMIC	133,683
50,093	4.000%, 06/15/41 Series 3872, Class BA, REMIC	51,666
247,894	4.000%, 07/15/41 Series 3888, Class ZG, REMIC	261,909
433,823	4.500%, 07/15/41 Series 3894, Class ZA, REMIC	457,841
537,511	3.500%, 11/15/41 Series 3957, Class DZ, REMIC	544,656
553,118	4.000%, 11/15/41 Series 3957, Class HZ, REMIC	568,084
903,021	8.326%, 01/15/41 (d) Series 3792, Class SE, REMIC	971,866
2,183,215	4.000%, 03/15/42 Series 4016, Class KZ, REMIC	2,309,156
5,016,112	4.733%, 07/15/42 (d) (i) Series 4075, Class S, REMIC	688,313
3,156,487	2.250%, 03/15/38 Series 4215, Class KC, REMIC	3,190,065
2,743,434	3.000%, 06/15/40 Series 4323, Class GA, REMIC	2,824,302
3,810,897	3.000%, 01/15/41 Series 4511, Class QA, REMIC	3,861,185

		35,018,268

	Ginnie Mae – 0.4%
28,622	27.452%, 03/20/34 (d) Series 2004-35, Class SA	48,245
355,798	6.853%, 08/20/38 (d) (i) Series 2008-69, Class SB	75,964
408,112	4.500%, 05/16/39 Series 2009-32, Class ZE	440,595
450,450	4.500%, 05/20/39 Series 2009-35, Class DZ	484,053
477,774	4.500%, 09/20/39 Series 2009-75, Class GZ	507,877
128,394	5.817%, 03/20/39 (d) (i) Series 2010-98, Class IA	14,507
817,704	4.673%, 06/20/41 (d) (i) Series 2011-89, Class SA	110,460
3,299,445	5.473%, 10/20/44 (d) (i) Series 2014-156, Class PS	565,885

Principal Amount		Market Value

	Ginnie Ma (continued)
$3,213,176	5.373%, 07/20/43 (d) (i) Series 2014-5, Class PS	$480,764

		2,728,350

	U.S. Treasury Bonds – 0.6%
4,310,000	2.750%, 11/15/42	4,083,725

	U.S. Treasury Inflation Index Bonds – 7.0%
4,959,316	0.125%, 04/15/21	5,032,396
3,540,282	0.125%, 01/15/22	3,586,989
7,054,472	0.625%, 01/15/24	7,261,154
10,754,041	0.125%, 07/15/24	10,699,443
7,088,506	0.125%, 07/15/26	6,938,293
11,938,109	1.000%, 02/15/46	12,173,171

		45,691,446

	U.S. Treasury Notes – 17.8%
6,800,000	0.625%, 05/31/17	6,801,856
3,000,000	0.625%, 09/30/17	2,997,657
13,970,000	1.000%, 02/15/18	13,985,004
1,340,000	1.000%, 05/15/18	1,340,654
15,130,000	1.500%, 05/31/20	15,087,742
19,360,000	2.000%, 11/30/20	19,569,862
760,000	1.750%, 12/31/20	760,579
19,180,000	2.250%, 03/31/21	19,538,129
20,730,000	1.750%, 03/31/22	20,507,318
940,000	1.500%, 02/28/23	905,632
8,210,000	2.125%, 05/15/25	8,048,206
690,000	2.000%, 08/15/25	668,303
6,670,000	1.625%, 05/15/26	6,217,300

		116,428,242

	Total U.S. Government and Agency Obligations (Cost $284,735,299)	279,795,448

OTHER MORTGAGE AND ASSET-BACKED SECURITIES – 8.8%
250,000	Adams Mill CLO, Ltd. (Cayman Islands) Series 2014-1A, Class D1 4.523%, 07/15/26 (a) (d)	243,138
250,000	Adams Mill CLO, Ltd. (Cayman Islands) Series 2014-1A, Class E1 6.023%, 07/15/26 (a) (d)	232,778
1,000,000	ALM VII R, Ltd. (Cayman Islands) Series 2013-7RA, Class CR 5.062%, 10/15/28 (a) (d)	1,007,798
500,000	ALM XI, Ltd. (Cayman Islands) Series 2014-11A, Class C 4.523%, 10/17/26 (a) (d)	498,742
1,000,000	ALM XIV, Ltd. (Cayman Islands) Series 2014-14A, Class C 4.489%, 07/28/26 (a) (d)	1,001,013
500,000	ALM XIX, Ltd. (Cayman Islands) Series 2016-19A, Class B 4.023%, 07/15/28 (a) (d)	508,562

See accompanying Notes to Schedule of Investments.

38

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 500,000	ALM XIX, Ltd. (Cayman Islands) Series 2016-19A, Class C 5.373%, 07/15/28 (a) (d)	$507,481
500,000	Apidos CLO XVI (Cayman Islands) Series 2013-16A, Class B 3.825%, 01/19/25 (a) (d)	500,648
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class C 4.691%, 07/22/26 (a) (d)	250,591
250,000	Apidos CLO XVIII (Cayman Islands) Series 2014-18A, Class D 6.241%, 07/22/26 (a) (d)	245,000
500,000	Apidos CLO XX (Cayman Islands) Series 2015-20A, Class C 4.723%, 01/16/27 (a) (d)	499,898
500,000	Apidos CLO XXI (Cayman Islands) Series 2015-21A, Class C 4.574%, 07/18/27 (a) (d)	501,216
500,000	ARES XXVI CLO, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.773%, 04/15/25 (a) (d)	497,648
89,353	AVANT Loans Funding Trust Series 2016-B, Class A 3.920%, 08/15/19 (a)	89,744
500,000	Babson CLO, Ltd. (Cayman Islands) Series 2012-2A, Class CR 4.506%, 05/15/23 (a) (d)	504,325
250,000	Babson CLO, Ltd. (Cayman Islands) Series 2014-3A, Class E2 7.523%, 01/15/26 (a) (d)	250,703
500,000	Babson CLO, Ltd. (Cayman Islands) Series 2015-2A, Class D 4.830%, 07/20/27 (a) (d)	506,441
250,000	Babson CLO, Ltd. (Cayman Islands) Series 2015-IA, Class D1 4.480%, 04/20/27 (a) (d)	250,709
408,160	Bayview Financial Acquisition Trust Series 2007-A, Class 1A5 6.101%, 05/28/37 (j)	410,489
250,000	Birchwood Park CLO, Ltd. (Cayman Islands) Series 2014-1A, Class C2 4.173%, 07/15/26 (a) (d)	250,176
250,000	Birchwood Park CLO, Ltd. (Cayman Islands) Series 2014-1A, Class D2 5.223%, 07/15/26 (a) (d)	252,042
1,000,000	Blackbird Capital Aircraft Lease Securitization, Ltd. Series 2016-1A, Class B 5.682%, 12/16/41 (a) (j)	1,003,750
250,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2012-1A, Class E 6.530%, 07/20/23 (a) (d)	251,237

Principal Amount		Market Value
$ 1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2013-1A, Class CR 4.306%, 01/20/29 (a) (d)	$1,008,479
500,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2015-2A, Class C 3.724%, 07/18/27 (a) (d)	502,345
1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2015-2A, Class D 4.574%, 07/18/27 (a) (d)	1,002,148
1,000,000	BlueMountain CLO, Ltd. (Cayman Islands) Series 2016-2A, Class C 4.800%, 08/20/28 (a) (d)	1,011,961
250,000	Brookside Mill CLO, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.073%, 04/17/25 (a) (d)	241,067
250,000	Brookside Mill CLO, Ltd. (Cayman Islands) Series 2013-1A, Class E 5.423%, 04/17/25 (a) (d)	229,418
137,792	Callidus Debt Partners CLO Fund VI, Ltd. (Cayman Islands) Series 6A, Class A1T 1.301%, 10/23/21 (a) (d)	136,905
500,000	Canyon Capital CLO, Ltd. (Cayman Islands) Series 2014-1A, Class B 3.689%, 04/30/25 (a) (d)	492,132
654,936	Carlyle High Yield Partners X, Ltd. (Cayman Islands) Series 2007-10A, Class A1 1.250%, 04/19/22 (a) (d)	654,968
957,439	Castle Aircraft Securitiz Series 2015-1A, Class A 4.703%, 12/15/40 (a)	971,720
250,000	Catamaran CLO, Ltd. (Cayman Islands) Series 2015-1A, Class C1 4.141%, 04/22/27 (a) (d)	251,326
909,900	CLI Funding V LLC Series 2013-2A, Class NOTE 3.220%, 06/18/28 (a)	880,199
2,350,885	Credit Suisse Commercial Mortgage Trust Series 2015-PR2, Class A1 4.250%, 07/26/55 (a) (j)	2,368,295
100,000	Credit-Based Asset Servicing & Securitization LLC Series 2007-MX1, Class A4 6.231%, 12/25/36 (a) (j)	101,492
750,000	Dryden XXIV Senior Loan Fund (Cayman Islands) Series 2012-24RA, Class DR 4.606%, 11/15/23 (a) (d)	751,701

See accompanying Notes to Schedule of Investments.

39

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 250,000	Eaton Vance CDO VIII, Ltd. (Cayman Islands) Series 2006-8A, Class B 1.556%, 08/15/22 (a) (d)	$248,532
779,852	ECAF I, Ltd. Series 2015-1A, Class A1 3.473%, 06/15/40 (a)	778,603
250,000	Emerson Park CLO, Ltd. (Cayman Islands) Series 2013-1A, Class C1 3.773%, 07/15/25 (a) (d)	250,782
250,000	Flatiron CLO, Ltd. (Cayman Islands) Series 2014-1A, Class C 4.323%, 07/17/26 (a) (d)	239,379
499,770	FREMF Mortgage Trust Series 2016-KF22, Class B 5.674%, 07/25/23 (a) (d)	504,558
500,000	Galaxy XVIII CLO, Ltd. (Cayman Islands) Series 2014-18A, Class D1 4.723%, 10/15/26 (a) (d)	489,561
1,000,000	Galaxy XXII CLO, Ltd. (Cayman Islands) Series 2016-22A, Class D 5.473%, 07/16/28 (a) (d)	1,015,253
1,031,250	Global SC Finance II SRL (Barbados) Series 2014-1A, Class A1 3.190%, 07/17/29 (a)	999,102
500,000	Goldentree Loan Opportunities X, Ltd. (Cayman Islands) Series 2015-10A, Class D 4.380%, 07/20/27 (a) (d)	488,150
757,000	GSAA Home Equity Trust Series 2006-15, Class AF3B 5.933%, 09/25/36 (d)	129,188
250,000	Halcyon Loan Advisors Funding, Ltd. (Cayman Islands) Series 2013-2A, Class C 3.734%, 08/01/25 (a) (d)	248,772
500,000	LCM XII LP (Cayman Islands) Series 12A, Class DR 4.725%, 10/19/22 (a) (d)	502,746
250,000	LCM XIV LP (Cayman Islands) Series 14A, Class D 4.523%, 07/15/25 (a) (d)	249,431
500,000	LCM XV LP (Cayman Islands) Series 15A, Class C 4.030%, 08/25/24 (a) (d)	500,590
1,000,000	LCM XVIII LP (Cayman Islands) Series 19A, Class D 4.473%, 07/15/27 (a) (d)	942,528
1,000,000	Madison Park Funding IV, Ltd. (Cayman Islands) Series 2007-4A, Class A1B 1.296%, 03/22/21 (a) (d)	983,774
350,000	Madison Park Funding IV, Ltd. (Cayman Islands) Series 2007-4A, Class D 2.426%, 03/22/21 (a) (d)	344,015

Principal Amount		Market Value
$ 500,000	Madison Park Funding XIV, Ltd. (Cayman Islands) Series 2014-14A, Class D 4.630%, 07/20/26 (a) (d)	$500,364
500,000	Madison Park Funding XV, Ltd. (Cayman Islands) Series 2014-15A, Class C 4.737%, 01/27/26 (a) (d)	502,524
750,000	Madison Park Funding, Ltd. (Cayman Islands) Series 2007-6A, Class C 2.032%, 07/26/21 (a) (d)	726,780
500,000	Magnetite IX, Ltd. (Cayman Islands) Series 2014-9A, Class B 4.038%, 07/25/26 (a) (d)	500,392
500,000	Magnetite XI, Ltd. (Cayman Islands) Series 2014-11A, Class C 4.624%, 01/18/27 (a) (d)	502,475
1,000,000	Mosaic Solar Loans LLC Series 2017-1A, Class A 4.450%, 06/20/42 (a)	1,008,114
250,000	Nomad CLO, Ltd. (Cayman Islands) Series 2013-1A, Class B 3.973%, 01/15/25 (a) (d)	251,287
250,000	Nomad CLO, Ltd. (Cayman Islands) Series 2013-1A, Class C 4.523%, 01/15/25 (a) (d)	248,753
250,000	Octagon Investment Partners XVI, Ltd. (Cayman Islands) Series 2013-1A, Class D 4.373%, 07/17/25 (a) (d)	246,157
250,000	Octagon Investment Partners XVI, Ltd. (Cayman Islands) Series 2013-1A, Class E 5.523%, 07/17/25 (a) (d)	231,567
1,000,000	Octagon Investment Partners XX, Ltd. (Cayman Islands) Series 2014-1A, Class D 4.552%, 08/12/26 (a) (d)	1,002,236
250,000	Octagon Investment Partners XXI, Ltd. (Cayman Islands) Series 2014-1A, Class C 4.552%, 11/14/26 (a) (d)	250,325
250,000	Octagon Investment Partners XXII, Ltd. (Cayman Islands) Series 2014-1A, Class C2 4.541%, 11/25/25 (a) (d)	250,641
250,000	Octagon Investment Partners XXII, Ltd. (Cayman Islands) Series 2014-1A, Class D2 5.621%, 11/25/25 (a) (d)	251,345
250,000	Octagon Investment Partners XXVII, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.023%, 07/15/27 (a) (d)	250,530
500,000	Octagon Investment Partners XXVII, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.773%, 07/15/27 (a) (d)	502,791

See accompanying Notes to Schedule of Investments.

40

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 2,000,000	OneMain Financial Issuance Trust Series 2015-1A, Class A 3.190%, 03/18/26 (a)	$2,019,397
701,000	OneMain Financial Issuance Trust Series 2015-2A, Class A 2.570%, 07/18/25 (a)	701,653
1,651,751	SpringCastle America Funding LLC Series 2016-AA, Class A 3.050%, 04/25/29 (a)	1,664,143
2,000,000	Springleaf Funding Trust Series 2015-AA, Class A 3.160%, 11/15/24 (a)	2,019,261
500,000	Symphony CLO XI, Ltd. (Cayman Islands) Series 2013-11A, Class C 4.173%, 01/17/25 (a) (d)	501,456
750,000	Symphony CLO XIV, Ltd. (Cayman Islands) Series 2014-14A, Class D2 4.623%, 07/14/26 (a) (d)	745,671
1,000,000	TCI-Cent CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 5.124%, 12/21/29 (a) (d)	989,386
750,000	TCI-Flatiron CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.073%, 07/17/28 (a) (d)	752,118
1,000,000	TCI-Symphony CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 4.719%, 10/13/29 (a) (d)	988,608
957,125	Textainer Marine Containe Series 2014-1A, Class A 3.270%, 10/20/39 (a)	929,765
250,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2013-1A, Class C 4.430%, 04/20/25 (a) (d)	246,194
1,200,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2014-2A, Class D 4.923%, 07/15/26 (a)	1,228,862
500,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2016-1A, Class C 4.222%, 07/15/28 (a) (d)	503,266
250,000	THL Credit Wind River CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.672%, 07/15/28 (a) (d)	252,635
3,919,381	Towd Point Mortgage Trust Series 2015-6, Class A1B 2.750%, 04/25/55 (a) (d)	3,929,496
1,002,711	Trinity Rail Leasing 2010 Series 2010-1A, Class A 5.194%, 10/16/40 (a)	1,009,135

Principal Amount		Market Value
$ 347,467	Venture VIII CDO, Ltd. (Cayman Islands) Series 2007-8A, Class A1A 1.321%, 07/22/21 (a) (d)	$343,229
500,000	Venture XI CLO, Ltd. Series 2012-11A, Class AR 2.202%, 11/14/22 (a) (d)	499,344
1,000,000	Westcott Park CLO, Ltd. (Cayman Islands) Series 2016-1A, Class D 5.380%, 07/20/28 (a) (d)	1,009,450

	Total Other Mortgage and Asset-Backed Securities (Cost $56,644,310)	57,342,599

MUNICIPAL BONDS – 0.3%

	California – 0.1%
390,000	State of California GO 5.000%, 08/01/33	443,297

		443,297

	Massachusetts – 0.1%
440,000	Massachusetts School Building Authority GO 5.000%, 11/15/34	508,055

		508,055

	Texas – 0.1%
450,000	North Texas Municipal Water District Water System Revenue GO 5.000%, 09/01/35	517,959
650,000	City of Houston TX Combined Utility System Revenue GO 5.000%, 11/15/35	746,993

		1,264,952

	Total Municipal Bonds (Cost $2,201,381)	2,216,304

FOREIGN GOVERNMENT BONDS AND NOTES – 3.0%
1,900,000	Argentine Republic Government International Bond (Argentina) Senior Unsecured Notes 6.875%, 01/26/27 (a)	1,883,375
500,000	Colombia Government International Bond (Colombia) Senior Unsecured Notes 4.500%, 01/28/26 (c)	524,625
500,000	Costa Rica Government Senior Unsecured Notes 9.995%, 08/01/20	595,100
2,000,000	Dominican Republic International Bond Senior Unsecured Notes 5.950%, 01/25/27 (a)	2,005,000

See accompanying Notes to Schedule of Investments.

41

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value
$ 1,200,000	Dominican Republic International Bond Senior Unsecured Notes 7.500%, 05/06/21 (c)	$1,323,000
500,000	Guatemala Government Bond (Guatemala) Senior Unsecured Notes 4.875%, 02/13/28	492,425
400,000	Hungary Government International Bond Senior Unsecured Notes 4.000%, 03/25/19	414,310
1,500,000	Hungary Government International Bond Senior Unsecured Notes 6.250%, 01/29/20	1,649,385
2,000,000	Indonesia Government International Bond Senior Unsecured Notes 5.875%, 03/13/20	2,194,216
2,000,000	Mexico Government International Bond Senior Unsecured Notes 4.125%, 01/21/26 (c)	2,009,000
400,000	Mexico Government International Bond Senior Unsecured Notes 4.750%, 03/08/44	367,600
994,000	Mexico Government International Bond Senior Unsecured Notes 4.000%, 10/02/23	1,003,940
700,000	Panama Government International Bond (Panama) Senior Unsecured Notes 3.875%, 03/17/28	699,650
300,000	Panama Government International Bond (Panama) Senior Unsecured Notes 5.200%, 01/30/20	324,750
1,500,000	Poland Government International Bond Senior Unsecured Notes 5.125%, 04/21/21	1,638,248
2,200,000	Qatar Government International Bond Senior Unsecured Notes 2.375%, 06/02/21	2,175,800
500,000	Republic of Poland Government International Bond Senior Unsecured Notes 3.250%, 04/06/26	485,395

	Total Foreign Government Bonds and Notes (Cost $19,865,113)	19,785,819

Shares		Market Value

COMMON STOCKS – 0.1%

	Energy – 0.1%
5,996	Pacific Exploration and Production Corp. (Canada)	$258,732
3,600	Energy XXI Gulf Coast, Inc.	101,700
2,625	Pacific Exploration and Production Corp. (Canada)	105,042
383	Sandridge Energy, Inc.	7,855

	Total Common Stocks (Cost $438,875)	473,329

WARRANTS – 0.00% #

	Energy – 0.00%
1,106	Energy XXI Gulf Coast, Inc. 12/30/21	6,525

	Total Warrants (Cost $5,530)	6,525

Principal Amount

SHORT TERM INVESTMENTS – 4.0%

	Repurchase Agreements – 1.3% (k)
$1,983,283	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,983,314 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $2,022,949)	1,983,283
1,983,283	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $1,983,315 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $2,022,949)	1,983,283
417,426	Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $417,432 (collateralized by various U.S. Government Agency Obligations, 0.000% - 1.250%, 11/15/24 - 09/09/49, totaling $425,775)	417,426
1,983,283	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $1,983,313 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $2,022,949)	1,983,283

See accompanying Notes to Schedule of Investments.

42

AMG Funds

AMG Managers DoubleLine Core Plus Bond Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Repurchase Agreements (continued)
$1,983,283	RBC Capital Markets LLC, dated 01/31/17, due 02/01/17, 0.560% total to be received $1,983,314 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $2,022,949)	$1,983,283

	Total Repurchase Agreements	8,350,558

Shares

	Other Investment Company – 2.7%
722,106	DoubleLine Floating Rate Fund (l) 0.029%,	7,163,291
10,401,665	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% * (m) 12/31/49	10,401,665

	Total Short Term Investments (Cost $26,052,714)	25,915,514

Total Investments – 101.7% (Cost $672,957,003)**		664,574,065

Net Other Assets and Liabilities – (1.7)%		(11,205,787)

Net Assets – 100.0%		$653,368,278

*	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
**	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$5,732,726
Gross unrealized depreciation	(14,115,664)

Net unrealized depreciation	$(8,382,938)

#	Less than 0.05%
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are purchased in accordance with guidelines approved by the Board of Trustees and may only be resold, in transactions exempt from registration, to qualified institutional buyers. At January 31, 2017, these securities amounted to $121,201,547, or 18.6% of net assets. These securities have not been determined by the Subadviser to be illiquid securities.
(b)	Delayed delivery security.
(c)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $8,106,095 or 1.2% of net assets.
(d)	Variable rate bond. The interest rate shown reflects the rate in effect at January 31, 2017.
(e)	Security in default.
(f)	Zero Coupon Bond.
(g)	Convertible Security.
(h)	Security with a total aggregate market value of $1,019,165, or 0.2% of net assets, was valued under fair value procedures established by the Funds’ Board of Trustees.
(i)	Interest only security. This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.
(j)	Step Coupon. Security becomes interest bearing at a future date.
(k)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
(l)	Affiliated issuer. A summary of this affiliated investment for the fiscal year ended January 31, 2017 is as follows:

Beginning Market Value	Proceeds from Sales	Dividend Income	Realized (Loss)	Ending Market Value
$7,837,407	$(700,000)	$65,325	$(11,256)	$7,163,291

(m)	Some of this security has been pledged as collateral for delayed delivery securities.

CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GO	General Obligation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor

Rating**
U.S. Government and Agency Obligations	42.6%
Common Stock	0.1%
AAA	3.7%
AA	4.0%
A	8.9%
BBB	16.4%
BB	6.8%
B	3.3%
Lower than B	5.3%
Not Rated	8.9%

100%

**	As a percentage of market value of fixed-income securities.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

43

AMG Funds

AMG Managers Lake Partners LASSO Alternatives Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

INVESTMENT COMPANIES – 91.6%

	Long/Short Strategies – 36.2%
414,901	361 Global Long/Short Equity Fund-Class Y	$4,605,400
417,061	Boston Partners Long/Short Equity Fund- Institutional Class *	9,179,504
105	Diamond Hill Long/Short Fund-Class I	2,704
97,607	FPA Crescent Fund	3,221,035
775,028	MainStay U.S. Equity Opportunities Fund-Class I	7,331,766
771,688	Otter Creek Long/Short Opportunity Fund- Institutional Class *	8,967,011

		33,307,420

	Strategic Fixed Income – 15.1%
583,571	Metropolitan West Unconstrained Bond Fund-Class I	6,915,311
632,521	PIMCO Mortgage Opportunities Fund- Institutional Class	6,919,777

		13,835,088

	Arbitrage and Options Strategies – 15.0%
353,954	Calamos Market Neutral Income Fund-Class I	4,580,168
446,532	Kellner Merger Fund- Institutional Class	4,617,136
450,793	Touchstone Arbitrage Fund- Institutional class	4,575,550

		13,772,854

	Managed Futures – 14.9%
209,907	361 Managed Futures Fund-Class I *	2,313,173
599,142	Abbey Capital Futures Strategy Fund-Class I *	6,824,230
435,324	Credit Suisse Managed Futures Strategy Fund-Class I	4,597,020

		13,734,423

Shares		Market Value

	Global Macro – 7.5%
648,029	Western Asset Macro Opportunities Fund-Class IS	$6,895,032

	Money Market – 2.9%
2,647,799	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	2,647,799

	Total Investment Companies (Cost $83,047,068)	84,192,616

EXCHANGE TRADED FUND – 8.1%

	Long/Short Strategies – 8.1%
131,560	ProShares Large Cap Core Plus	7,377,885

	Total Exchange Traded Fund (Cost $6,674,907)	7,377,885

Total Investments – 99.7% (Cost $89,721,975)***		91,570,501

Net Other Assets and Liabilities – 0.3%		316,843

Net Assets – 100.0%		$91,887,344

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$3,250,532
Gross unrealized depreciation	(1,402,006)

Net unrealized depreciation	$1,848,526

See accompanying Notes to Schedule of Investments.

44

AMG Funds

AMG River Road Long-Short Fund	January 31, 2017

Schedule of Investments (unaudited)

The chart represents total investments, including short sales in the Fund. Industrials, Telecommunication Services, Utilities, Materials and Exchange Traded Funds are (5.0)%, (2.7)%, (1.9)%, (0.9)%, and (1.0)%, respectively, and are represented in the pie chart by reducing cash and Net Other Assets and Liabilities to be 27.3%.

Shares		Market Value

COMMON STOCKS – 96.2%

	Consumer Discretionary – 26.2%
18,369	Comcast Corp., Class A (a)	$1,385,390
23,547	General Motors Co. (a)	862,056
19,777	L Brands, Inc. (a)	1,190,773
16,155	Liberty Broadband Corp., Class A *	1,351,850
45,313	Liberty Media Corp-Liberty SiriusXM, Class C (a) *	1,626,284
30,128	Liberty Ventures, Class A (a) *	1,315,087
8,580	Polaris Industries, Inc. (a)	721,321
10,383	Ralph Lauren Corp. (a)	918,169
24,974	Target Corp. (a)	1,610,324
32,724	Vista Outdoor, Inc. (a) *	942,778

		11,924,032

	Consumer Staples – 5.8%
18,274	CVS Health Corp. (a)	1,440,174
16,352	Nestle SA, Sponsored ADR (Switzerland) (a)	1,197,293

		2,637,467

	Energy – 6.1%
53,603	Diamond Offshore Drilling (a) *	878,017
25,202	HollyFrontier Corp. (a)	730,102
23,924	Marathon Petroleum Corp. (a)	1,149,548

		2,757,667

	Financials – 22.8%
17,307	Berkshire Hathaway, Inc., Class B *	2,840,771
34,779	The Blackstone Group LP (a)	1,065,281
30,475	CBRE Group, Class A (a) *	925,221
74,496	FNFV Group (a) *	968,448

Shares		Market Value

	Financials (continued)
38,010	Oaktree Capital Group LLC, MLP (a)	$1,604,022
19,386	Wells Fargo & Co. (a)	1,092,013
2,067	White Mountains Insurance Group, Ltd. (Bermuda) (a)	1,880,474

		10,376,230

	Healthcare – 14.1%
4,981	Allergan PLC (Ireland) (a) *	1,090,291
31,665	CorVel Corp. (a) *	1,214,353
15,969	DaVita, Inc. (a) *	1,018,024
12,554	Express Scripts Holding Co. (a) *	864,720
7,869	McKesson Corp. (a)	1,094,971
34,901	Premier, Inc., Class A (a) *	1,111,946

		6,394,305

	Industrials – 1.7%
3,085	WW Grainger, Inc.	779,178

	Information Technology – 4.4%
27,610	Blackhawk Network Holdings, Inc. (a) *	985,677
55,774	VeriFone Systems, Inc. (a) *	1,013,414

		1,999,091

	Real Estate – 11.6%
33,218	Alexander & Baldwin, Inc. (a)	1,478,865
38,503	Iron Mountain, Inc., REIT (a)	1,378,407
47,234	Parkway, Inc., REIT (a) *	1,005,612
53,589	Realogy Holdings Corp. (a)	1,388,491

		5,251,375

	Utilities – 3.5%
28,376	National Fuel Gas Co. (a)	1,593,312

	Total Common Stocks (Cost $41,866,152)	43,712,657

INVESTMENT COMPANY – 51.7%

23,494,000	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	23,494,000

	Total Investment Company (Cost $23,494,000)	23,494,000

Total Investments – 147.9% (Cost $65,360,152)***		67,206,657

SHORT SALES (b) – (35.0)%

Common Stocks – (34.0)%

	Consumer Discretionary – (8.8)%
(12,962)	Brunswick Corp.	(775,905)
(22,939)	ClubCorp Holdings, Inc.	(378,494)
(13,469)	Cooper Tire & Rubber Co.	(488,251)
(3,459)	Delphi Automotive PLC (Jersey)	(242,338)
(6,476)	Hyatt Hotels Corp, Class A *	(354,302)

See accompanying Notes to Schedule of Investments.

45

AMG Funds

AMG River Road Long-Short Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Consumer Discretionary (continued)
(8,368)	Norwegian Cruise Line Holdings, Ltd. (Bermuda) *	$(393,296)
(22,423)	Party City Holdco, Inc. *	(324,012)
(15,874)	Regal Entertainment Group, Class A	(359,705)
(24,510)	Regis Corp. *	(341,179)
(1,349)	Tesla, Inc. *	(339,854)

		(3,997,336)

	Financials – (4.8)%
(22,635)	AmTrust Financial Services, Inc.	(597,338)
(15,257)	Donnelley Financial Solutions, Inc. *	(367,389)
(8,969)	Equitable Group, Inc. (Canada)	(409,765)
(10,066)	Genworth MI Canada, Inc. (Canada)	(252,414)
(25,151)	Home Capital Group, Inc. (Canada)	(574,632)

		(2,201,538)

	Industrials – (6.7)%
(5,148)	American Airlines Group, Inc.	(227,799)
(6,902)	Ball Corp.	(526,347)
(6,715)	Delta Air Lines, Inc.	(317,217)
(18,911)	Echo Global Logistics, Inc. *	(449,136)
(8,226)	LSC Communications, Inc.	(215,686)
(12,076)	Quad/Graphics, Inc.	(316,270)
(5,402)	Snap-On, Inc.	(980,625)

		(3,033,080)

	Information Technology – (3.0)%
(9,652)	Ciena Corp. *	(234,930)
(39,469)	HP, Inc.	(594,008)
(2,968)	International Business Machines Corp.	(517,975)

		(1,346,913)

	Materials – (0.9)%
(37,960)	Flotek Industries, Inc. *	(401,237)

	Real Estate – (1.7)%
(31,944)	Canadian Apartment Properties, REIT (Canada)	(778,685)

	Telecommunication Services – (2.7)%
(17,840)	AT&T, Inc.	(752,134)
(18,116)	Consolidated Communications Holdings, Inc.	(476,632)

		(1,228,766)

	Utilities – (5.4)%
(3,347)	American Water Works Co., Inc.	(245,804)
(6,446)	Consolidated Edison, Inc.	(479,260)
(4,763)	DTE Energy Co.	(469,822)
(5,805)	Edison International	(423,068)
(6,624)	PG&E Corp.	(409,959)
(10,131)	Xcel Energy, Inc.	(418,613)

		(2,446,526)

	Total Common Stocks (Proceeds $14,645,035)	(15,434,081)

Shares		Market Value

	Exchange Traded Funds – (1.0)%
(30,739)	United States Natural Gas Fund LP *	$(241,608)
(21,796)	United States Oil Fund LP *	(246,731)

	Total Exchange Traded Fund (Proceeds $494,731)	(488,339)

Total Short Sales – (35.00)% (Proceeds $15,139,766)		(15,922,420)

Net Other Assets and Liabilities – (12.9)%		(5,857,604)

Net Assets – 100.0%		$45,426,633

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the previous seven day’s dividend paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$2,865,789
Gross unrealized depreciation	(1,019,284)

Net unrealized appreciation	$1,846,505

(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short. As of January 31, 2017, $32,729,299 in securities was segregated or on deposit with prime brokers to cover short sales.
(b)	The Fund is contractually responsible to the lender for any dividends payable and interest accrued on securities while those securities are outstanding in short position. These dividends and interest amounts are recorded as an expense of the Fund.

ADR	American Depositary Receipt
LP	Limited Partnership
MLP	Master Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

46

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 96.6%

	Australia – 1.3%
33,951	Sydney Airport (a)	$150,662
10,400	Westpac Banking Corp. (a)	250,363

		401,025

	Belgium – 1.7%
5,123	Anheuser-Busch InBev SA/NV, Sponsored ADR	534,124

	Bermuda – 1.0%
5,442	Validus Holdings, Ltd.	310,194

	Canada – 4.6%
5,164	BCE, Inc.	232,792
11,311	Enbridge Income Fund Holdings, Inc.	297,193
7,592	Rogers Communications, Inc., Class B	329,351
4,653	Royal Bank of Canada	334,551
6,715	TELUS Corp.	224,169

		1,418,056

	France – 4.3%
8,293	AXA SA (a)	203,820
4,080	ICADE (a)	289,252
5,626	SCOR SE (a)	190,407
5,800	TOTAL SA (a)	293,454
1,466	Unibail-Rodamco SE (a)	337,844

		1,314,777

	Germany – 3.3%
4,842	BASF SE (a)	467,419
3,000	Daimler AG (a)	225,622
1,659	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (a)	312,402

		1,005,443

Shares		Market Value

	Ireland – 1.7%
1,891	Accenture PLC, Class A	$215,328
4,075	Medtronic PLC	309,781

		525,109

	Japan – 1.4%
73,000	Sojitz Corp. (a)	188,152
2,400	Tokyo Electron, Ltd. (a)	248,603

		436,755

	Netherlands – 1.0%
7,136	Unilever NV	290,078

	New Zealand – 1.1%
129,626	Spark New Zealand, Ltd. (a)	334,005

	Norway – 2.4%
14,300	Gjensidige Forsikring ASA (a)	246,088
26,209	Statoil ASA, Sponsored ADR (b)	489,322

		735,410

	Singapore – 1.7%
2,637	Broadcom, Ltd.	526,081

	Spain – 2.2%
5,800	Amadeus IT Group SA (a)	268,314
21,551	Ferrovial SA (a)	391,203

		659,517

	Sweden – 0.8%
20,900	Nordea Bank AB (a)	252,311

	Switzerland – 3.9%
2,252	Chubb, Ltd.	296,115
7,300	Nestle SA (a)	534,831
3,760	Swiss Re AG (a)	351,367

		1,182,313

	United Kingdom – 10.2%
4,200	AstraZeneca PLC (a)	222,891
20,491	BAE Systems PLC (a)	150,501
5,227	British American Tobacco PLC, Sponsored ADR (b)	643,966
10,753	Imperial Brands PLC (a)	498,163
28,676	National Grid PLC (a)	335,888
25,070	Royal Dutch Shell PLC, Class A (a)	679,943
15,747	SSE PLC (a)	296,023
11,572	Vodafone Group PLC, Sponsored ADR	288,143

		3,115,518

	United States – 54.0%
5,279	AbbVie, Inc.	322,600
1,864	Air Products & Chemicals, Inc.	260,513
6,230	Altria Group, Inc.	443,451
1,347	Amgen, Inc.	211,048
5,925	Analog Devices, Inc.	444,019
5,160	Apple, Inc.	626,166
11,470	AT&T, Inc.	483,575

See accompanying Notes to Schedule of Investments.

47

AMG Funds

AMG Managers Guardian Capital Global Dividend Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	United States (continued)
2,976	Automatic Data Processing, Inc.	$300,546
26,948	Bank of America Corp.	610,103
3,710	Dr Pepper Snapple Group, Inc.	338,352
2,988	Duke Energy Corp.	234,678
24,981	Energy Transfer Equity LP	448,409
10,839	Enterprise Products Partners LP (b)	307,069
11,079	Great Plains Energy, Inc.	305,226
4,903	Illinois Tool Works, Inc.	623,662
3,915	Intel Corp.	144,150
5,104	Johnson & Johnson	578,028
8,846	JPMorgan Chase & Co.	748,637
1,421	Kimberly-Clark Corp.	172,126
1,842	Lockheed Martin Corp.	462,950
3,028	Macquarie Infrastructure Corp.	227,070
2,987	McDonald’s Corp.	366,117
2,449	Merck & Co., Inc.	151,814
8,409	Microsoft Corp.	543,642
5,919	ONEOK, Inc.	326,196
6,098	Paychex, Inc.	367,648
6,231	Pfizer, Inc.	197,710
6,289	PPL Corp.	219,109
3,199	Raytheon Co.	461,168
5,442	Republic Services, Inc.	312,262
6,641	Reynolds American, Inc.	399,323
8,970	Six Flags Entertainment Corp.	534,433
7,898	Starbucks Corp.	436,128
1,921	Stryker Corp.	237,301
6,617	Targa Resources Corp.	381,272
5,079	Texas Instruments, Inc.	383,668
7,188	The Dow Chemical Co.	428,620
1,683	The Home Depot, Inc.	231,547
1,772	The Procter & Gamble Co.	155,227
3,967	The Walt Disney Co.	438,948
7,236	Verizon Communications, Inc.	354,636
4,370	Waste Management, Inc.	303,715
12,981	Wells Fargo & Co.	731,220
4,033	Xilinx, Inc.	234,721

		16,488,803

	Total Common Stocks (Cost $28,108,317)	29,529,519

Principal Amount

SHORT TERM INVESTMENTS – 6.7%

	Repurchase Agreements – 3.6% (c)
$1,000,000	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $1,000,016 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $1,020,000)	1,000,000

Principal Amount		Market Value

	Repurchase Agreements (continued)
$ 99,536	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $99,538 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $101,527)	$99,536

	Total Repurchase Agreements	1,099,536

Shares

	Other Investment Company – 3.1%
942,050	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% *	942,050

	Total Short Term Investments (Cost $2,041,586)	2,041,586

Total Investments – 103.3% (Cost $30,149,903)**		31,571,105

Net Other Assets and Liabilities – (3.3)%		(1,014,129)

Net Assets – 100.0%		$30,556,976

*	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
**	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,822,898
Gross unrealized depreciation	(401,696)

Net unrealized appreciation	$1,421,202

(a)	Securities with a total aggregate market value of $7,719,528, or 1.3% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $1,080,216, or 3.5% of net assets.
(c)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
LP	Limited Partnership
PLC	Public Limited Company

See accompanying Notes to Schedule of Investments.

48

AMG Funds

AMG Managers Pictet International Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 97.2%

	Australia – 4.2%
2,243,926	Computershare, Ltd. (a)	$21,945,660
4,183,681	Estia Health, Ltd. (a) (c)	8,521,666
1,416,000	Oil Search, Ltd. (a)	7,395,140
4,243,972	Primary Health Care, Ltd. (a) (b)	12,077,916
262,753	REA Group, Ltd. (a)	10,489,765

		60,430,147

	Belgium – 5.9%
545,962	Ageas (a)	23,376,846
401,666	Anheuser-Busch InBev SA/NV (a)	41,941,401
627,382	Ontex Group NV (a) (b)	18,998,758

		84,317,005

	Bermuda – 1.3%
465,800	Jardine Strategic Holding, Ltd. (a)	17,752,158

	Cayman Islands – 7.0%
2,592,748	Cheung Kong Property Holdings, Ltd. (a)	17,041,827
3,655,248	CK Hutchison Holdings, Ltd. (a)	43,808,810
960,445	JD.com, Inc., ADR * (c)	27,276,638
6,466,400	MGM China Holdings, Ltd. (a)	12,560,445

		100,687,720

	Denmark – 1.7%
358,056	DSV A/S (a)	17,412,106
496,917	Matas A/S (a) (b)	7,246,177

		24,658,283

	Finland – 1.9%
5,875,999	Nokia OYJ (a)	26,384,361

Shares		Market Value

	France – 10.5%
5,863,089	Bollore SA (a) (b)	$23,449,432
23,921	Bollore SA - New * (b)	98,127
299,281	Danone SA (a)	18,761,646
898,575	Elis SA (b) (c)	16,087,727
392,354	Orpea (a) (b)	31,968,629
200,787	Rubis SCA (a)	16,904,987
440,868	Vinci SA (a)	30,903,485
619,860	Vivendi SA (a)	11,365,854

		149,539,887

	Germany – 1.2%
107,719	Linde AG (a)	17,517,826

	Hong Kong – 1.5%
36,027,309	PCCW, Ltd. (a)	21,867,294

	Israel – 1.6%
696,890	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	23,297,033

	Italy – 2.3%
2,007,131	Banca Popolare dell’Emilia Romagna SC (a)	11,414,737
929,727	Cerved Information Solutions SpA (a)	7,608,883
1,031,218	Leonardo SpA * (a)	13,285,682

		32,309,302

	Japan – 22.3%
340,800	ABC-Mart, Inc. (a)	19,841,038
635,200	Asahi Group Holdings, Ltd. (a)	22,352,474
690,600	Bandai Namco Holdings, Inc. (a)	19,019,654
225,800	cocokara fine, Inc. (a)	9,386,488
864,600	CyberAgent, Inc. (a)	21,423,665
725,300	Fujitec Co., Ltd. (a) (b)	8,524,001
391,100	Hoya Corp. (a)	17,046,859
1,616,500	Inpex Corp. (a)	15,863,020
1,138,200	Japan Tobacco, Inc. (a)	36,713,269
1,442,100	MINEBEA MITSUMI, Inc. (a)	14,336,061
285,400	Miraca Holdings, Inc. (a)	13,007,280
826,700	NGK Spark Plug Co., Ltd. (a)	18,619,915
1,851,400	Rakuten, Inc. (a)	18,481,052
302,100	SKY Perfect JSAT Holdings, Inc. (a) (b)	1,359,513
398,000	SoftBank Group Corp. (a)	30,661,828
870,000	Sompo Holdings, Inc. (a)	31,502,509
703,900	Sony Corp. (a)	21,312,508

		319,451,134

	Luxembourg – 1.6%
467,721	Millicom International Cellular SA, SDR (a) (b)	23,162,616

	Netherlands – 5.7%
263,597	ASML Holding NV (a)	32,007,135
200,699	Koninklijke DSM NV (a)	12,794,707

See accompanying Notes to Schedule of Investments.

49

AMG Funds

AMG Managers Pictet International Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Netherlands (continued)
1,276,180	Royal Dutch Shell PLC, Class B (a)	$36,045,101

		80,846,943

	Spain – 5.2%
4,633,420	Banco Bilbao Vizcaya Argentaria SA (a)	31,510,167
1,092,231	Grifols SA, ADR	18,567,927
1,362,927	Merlin Properties Socimi SA, (a)	15,266,436
2,460,001	Obrascon Huarte Lain SA (a)	8,355,506

		73,700,036

	Sweden – 2.3%
793,437	Alfa Laval AB (a)	14,834,251
1,714,837	Com Hem Holding AB (a) (b)	17,991,266

		32,825,517

	Switzerland – 5.2%
312,570	Cie Financiere Richemont SA (a)	24,342,866
468,674	Nestle SA (a)	34,337,185
996,954	UBS Group AG * (a)	16,201,839

		74,881,890

	United Kingdom – 15.8%
8,246,422	BBA Aviation PLC (a) (b)	29,084,587
1,691,496	EI Group PLC * (b)	2,819,479
2,253,377	GlaxoSmithKline PLC (a)	43,546,652
2,800,254	Informa PLC (a)	23,019,318
4,623,653	Inmarsat PLC (a)	35,425,636
494,460	LivaNova PLC * (a)	23,500,385
1,030,089	Petrofac, Ltd. (a)	11,927,655
882,146	Prudential PLC (a)	17,094,950
2,745,944	Saga PLC (a)	6,380,421
1,936,549	Standard Chartered PLC * (a)	18,963,446
4,337,481	William Hill PLC (a)	14,148,495

		225,911,024

	Total Common Stocks (Cost $1,340,836,110)	1,389,540,176

RIGHTS – 0.1%

	France – 0.1%
848,575	Elis SA Expiration 02/03/17 * (c)	872,988

	Total Rights (Cost $—)	872,988

Principal Amount		Market Value

SHORT TERM INVESTMENTS – 4.2%

	Repurchase Agreements – 1.8% (d)
$6,081,051	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $6,081,146 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $6,202,672)	$6,081,051
6,081,051	Daiwa Capital Markets America, dated 01/31/17, due 02/01/17, 0.580% total to be received $6,081,149 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.875%, 02/16/17 - 09/09/49, totaling $6,202,672)	6,081,051
1,279,762	Deutsche Bank Securities, Inc., dated 01/31/17, due 02/01/17, 0.540% total to be received $1,279,781 (collateralized by various U.S. Government Agency Obligations, 0.750% - 4.375%, 07/31/18 - 05/15/40, totaling $1,305,357)	1,279,762
6,081,051	Nomura Securities International, Inc., dated 01/31/17, due 02/01/17, 0.550% total to be received $6,081,144 (collateralized by various U.S. Government Agency Obligations, 0.000% - 7.125%, 02/10/17 - 12/20/66, totaling $6,202,672)	6,081,051
6,081,051	RBC Capital Markets LLC, dated 01/31/17, due 02/01/17, 0.560% total to be received $6,081,146 (collateralized by various U.S. Government Agency Obligations, 3.000% - 7.000%, 03/01/37 - 01/01/47, totaling $6,202,672)	6,081,051

	Total Repurchase Agreements	25,603,966

Shares

	Other Investment Company – 2.4%
35,068,128	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	35,068,128

	Total Short Term Investments (Cost $60,672,094)	60,672,094

Total Investments – 101.5% (Cost $1,401,508,204)***		1,451,085,258

Net Other Assets and Liabilities – (1.5)%		(20,948,575)

Net Assets – 100.0%		$1,430,136,683

See accompanying Notes to Schedule of Investments.

50

AMG Funds

AMG Managers Pictet International Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$113,392,764
Gross unrealized depreciation	(63,815,710)

Net unrealized appreciation	$49,577,054

(a)	Securities with a total aggregate market value of $1,301,393,245, or 91.0% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	These securities have been determined to be illiquid securities. At January 31, 2017, these securities amounted to $192,868,228, or 13.5% of net assets.
(c)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $23,976,154, or 1.7% of net assets.
(d)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
PLC	Public Limited Company
SDR	Sponsored Depositary Receipt

See accompanying Notes to Schedule of Investments.

51

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 82.0%

	China – 38.5%
97,000	Agricultural Bank of China, Ltd., Class H (a)	$40,519
121,000	Belle International Holdings, Ltd. (a)	73,755
433,000	China Construction Bank Corp., Class H (a)	321,021
26,000	China Life Insurance Co., Ltd., Class H (a)	71,619
134,000	China Lilang, Ltd. (a)	81,022
57,000	China Machinery Engineering Corp., Class H (a)	36,683
84,000	China Overseas Land & Investment, Ltd. (a)	246,662
265,000	China Power International Development, Ltd. (a)	95,500
76,000	China Resources Power Holdings Co., Ltd. (a)	130,529
154,000	China Sanjiang Fine Chemicals Co., Ltd. (a)	48,397
94,000	China State Construction International Holdings, Ltd. (a)	152,746
87,963	Chongqing Changan Automobile Co., Ltd., Class B (a)	124,724
280,000	CIFI Holdings Group Co., Ltd. (a)	78,725
289,512	Far East Consortium International, Ltd. (a)	125,448
20,000	Haitian International Holdings, Ltd. (a)	40,685
66,500	Intime Retail Group Co., Ltd. (a)	82,064
386,000	Jiangnan Group, Ltd. (a)	54,575
170,500	Longfor Properties Co., Ltd. (a)	245,465
418,000	PetroChina Co., Ltd., Class H (a)	332,072
27,000	Ping An Ping An Insurance Group Co. of China Ltd., Class H (a)	138,504
202,000	Qingdao Port International Co., Ltd., Class H (a)	115,217
76,500	Sinopec Engineering Group Co., Ltd., Class H (a)	62,126
153,000	SITC International Holdings Co., Ltd. (a)	95,027
106,000	Springland International Holdings, Ltd. (a)	19,090
73,000	Xinjiang Goldwind Science & Technology Co., Ltd., Class H (a)	121,853
48,000	Xtep International Holdings, Ltd. (a)	20,254

Shares		Market Value

	China (continued)
69,500	Yangtze Optical Fibre and Cable Joint Stock Co., Ltd., Class H (a)	$147,375
80,700	Yangzijiang Shipbuilding Holdings, Ltd. (a)	46,151
62,000	Zhejiang Expressway Co., Ltd., Class H (a)	62,275
513	ZTO Express Cayman, Inc. *	6,397

		3,216,480

	Hong Kong – 15.3%
29,000	BOC Hong Kong Holdings, Ltd. (a)	115,939
10,500	Cheung Kong Property Holdings, Ltd. (a)	69,015
21,000	Chow Sang Sang Holdings International, Ltd. (a)	40,024
7,500	CK Hutchison Holdings, Ltd. (a)	89,889
70,000	Convenience Retail Asia, Ltd. (a)	33,526
1,170,000	CSI Properties, Ltd. (a)	50,351
74,000	EGL Holdings Co., Ltd. (a)	14,625
188,000	Far East Horizon, Ltd. (a)	171,387
159,000	FSE Engineering Holdings, Ltd.	50,207
60,000	Hui Xian Real Estate Investment Trust, REIT (a)	27,097
170,000	Hutchison Telecommunications Hong Kong Holdings, Ltd. (a)	55,103
39,000	Langham Hospitality Investments, Ltd., REIT (a)	16,114
76,000	Lee & Man Chemical Co., Ltd.	26,545
184,000	Nameson Holdings, Ltd. (a)	39,961
227,049	Oi Wah Pawnshop Credit Holdings, Ltd. (a)	14,005
58,000	Pico Far East Holdings, Ltd. (a)	19,394
68,000	Shimao Property Holdings, Ltd. (a)	91,098
249,435	Skyworth Digital Holdings, Ltd. (a)	164,528
48,500	SmarTone Telecommunications Holdings, Ltd.	66,884
144,000	TK Group Holdings, Ltd. (a)	41,011
70,000	Wasion Group Holdings, Ltd. (a)	38,537
152,000	Wonderful Sky Financial Group Holdings, Ltd. (a)	39,532

		1,274,772

	Indonesia – 2.9%
34,300	Bank Mandiri Persero (a)	28,016
98,900	Bank Negara Indonesia Persero (a)	42,256
430,400	Bank Pan Indonesia * (a)	26,613
89,800	Indosat *	43,378
161,800	Media Nusantara Citra (a)	20,552
1,474,600	Panin Financial * (a)	19,784
279,100	Perusahaan Gas Negara Persero (a)	60,275

		240,874

	Malaysia – 2.4%
36,200	CIMB Group Holdings (a)	40,636
134,500	Mah Sing Group	45,243
20,300	Tenaga Nasional (a)	61,359
50,600	UOA Development	27,759
25,200	ViTrox Corp.	21,562

		196,559

See accompanying Notes to Schedule of Investments.

52

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Shares		Market Value

	Philippines – 0.4%
22,570	Metropolitan Bank & Trust Co. (a)	$36,973

	Singapore – 4.3%
40,800	AIMS AMP Capital Industrial, REIT	39,371
62,900	Asian Pay Television Trust	17,183
37,362	CapitaLand Retail China Trust, REIT	37,644
67,883	Croesus Retail Trust, REIT	41,182
7,279	DBS Group Holdings, Ltd. (a)	98,410
103,700	Ezion Holdings, Ltd. * (a)	30,298
27,272	Frasers Commercial Trust, REIT (a)	24,283
259,300	IPS Securex Holdings, Ltd.	28,702
77,300	Viva Industrial Trust, REIT	41,959

		359,032

	South Korea – 12.4%
1,699	Dongbu Insurance Co., Ltd. (a)	86,566
484	Fila Korea, Ltd. (a)	28,546
3,442	GS Retail Co., Ltd. (a)	154,413
188	Hankook Tire Co., Ltd. * (a)	9,174
293	Hyundai Motor Co. (a)	35,274
3,278	KB Financial Group, Inc. (a)	132,645
4,009	Korea Electric Power Corp. * (a)	146,822
4,855	Macquarie Korea Infrastructure Fund (a)	33,649
908	Maeil Dairy Industry Co., Ltd. * (a)	32,577
81	Samsung Electronics Co., Ltd. (a)	137,763
1,693	Sekonix Co., Ltd. * (a)	23,345
4,748	SK Hynix, Inc. (a)	219,281

		1,040,055

	Taiwan – 4.0%
11,000	Advanced Semiconductor Engineering, Inc. (a)	12,122
14,000	Basso Industry Corp. (a)	42,152
106,000	CTBC Financial Holding Co., Ltd. (a)	60,379
6,000	FLEXium Interconnect, Inc. (a)	17,236
22,000	Kerry TJ Logistics Co., Ltd.	31,092
600	Largan Precision Co., Ltd. (a)	85,822
4,000	Rechi Precision Co., Ltd. (a)	4,133
3,000	Taiwan Sakura Corp. (a)	2,894
24,932	Win Semiconductors Corp. (a) (b)	75,009

		330,839

	Thailand – 1.3%
167,800	AP Thailand PCL (a)	35,252
18,100	Hana Microelectronics PCL (a)	21,856
77,800	Supalai PCL (a)	53,484

		110,592

	United States – 0.5%
1,551	Yum China Holdings, Inc. *	42,622

	Total Common Stocks (Cost $6,509,421)	6,848,798

Shares		Market Value

PREFERRED STOCK – 8.1%

	South Korea – 8.1%
432	Amorepacific Group	$21,561
165	CJ CheilJedang Corp. (a)	22,654
2,957	LG Corp.	98,346
311	Samsung Electronics Co., Ltd. (a)	420,317
715	Samsung Fire & Marine Insurance Co., Ltd. (a)	114,370

		677,248

	Total Preferred Stock (Cost $618,026)	677,248

PARTICIPATION NOTES – 2.3%

	China – 2.3%
10,850	Midea Group Co., Ltd., Expiring 05/08/18 (HSBC Bank) * (a)	47,117
33,500	Midea Group Co., Ltd., Expiring 09/23/23 (HSBC Bank) * (a)	145,476

		192,593

	Total Participation Notes (Cost $144,347)	192,593

WARRANTS – 0.00% #

	Singapore – 0.00%
18,520	Ezion Holdings, Ltd., Expiring 04/24/20 *	1,143

		1,143

	Total Warrants (Cost $0)	1,143

EXCHANGE TRADED FUND – 2.3%

	United States – 2.3%
6,800	iShares MSCI India	192,848

	Total Exchange Traded Fund (Cost $189,834)	192,848

INVESTMENT COMPANY – 2.2%

180,259	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	180,259

	Total Investment Company (Cost $180,259)	180,259

Total Investments – 96.9% (Cost $7,641,887)***		8,092,889

Net Other Assets and Liabilities – 3.1%		263,078

Net Assets – 100.0%		$8,355,967

See accompanying Notes to Schedule of Investments.

53

AMG Funds

AMG Managers Value Partners Asia Dividend Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$828,618
Gross unrealized depreciation	(377,616)

Net unrealized appreciation	$451,002

#	Less than 0.05%
(a)	Securities with a total aggregate market value of $7,031,002, or 84.1% of net assets, were valued under fair value procedures established by the Funds’ Board of Trustees.
(b)	These securities have been determined to be illiquid securities. At January 31, 2017, these securities amounted to $75,009, or 0.9% of net assets.

MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
REIT	Real Estate Investment Trust

See accompanying Notes to Schedule of Investments.

54

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund	January 31, 2017

Schedule of Investments (unaudited)

Shares		Market Value

COMMON STOCKS – 66.8%

	Consumer Discretionary – 7.5%
6,300	Dollar Tree, Inc. *	$486,297
9,100	Starbucks Corp.	502,502
410	The Priceline Group, Inc. *	645,803
1,900	The TJX Cos, Inc.	142,348

		1,776,950

	Consumer Staples – 20.6%
2,051	Costco Wholesale Corp.	336,261
13,900	Mondelez International, Inc., Class A	615,492
11,110	Monster Beverage Corp. *	473,286
4,700	PepsiCo, Inc.	487,766
5,300	Philip Morris International, Inc.	509,489
7,800	The Coca-Cola Co.	324,246
5,450	The Estee Lauder Cos, Inc., Class A	442,594
6,800	The Kraft Heinz Co.	607,172
5,700	The Procter & Gamble Co.	499,320
7,600	Walgreens Boots Alliance, Inc.	622,744

		4,918,370

	Financials – 3.0%
8,030	Intercontinental Exchange, Inc.	468,631
2,000	S&P Global, Inc.	240,360

		708,991

	Healthcare – 13.5%
3,400	Bristol-Myers Squibb Co.	167,144
4,200	Celgene Corp. *	487,830
6,600	Danaher Corp.	553,872
5,400	Edwards Lifesciences Corp. *	519,696
4,200	Medtronic PLC (Ireland)	319,284
3,418	Thermo Fisher Scientific, Inc.	520,869
3,979	UnitedHealth Group, Inc.	644,996

		3,213,691

	Industrials – 4.5%
4,800	Fastenal Co.	238,464

Shares		Market Value

	Industrials (continued)
4,000	Honeywell International, Inc.	$473,280
3,300	United Parcel Service, Inc., Class B	360,129

		1,071,873

	Information Technology – 17.7%
785	Alphabet, Inc., Class A *	643,849
4,900	Apple, Inc.	594,615
5,700	Facebook, Inc., Class A *	742,824
4,300	Fidelity National Information Services, Inc.	341,506
3,200	MasterCard, Inc., Class A	340,256
11,600	Microsoft Corp.	749,940
3,400	QUALCOMM, Inc.	181,662
7,600	Visa, Inc., Class A	628,596

		4,223,248

	Total Common Stocks (Cost $15,169,715)	15,913,123

Principal Amount

CORPORATE NOTES AND BONDS – 20.5%

	Consumer Staples – 2.2%
$250,000	PepsiCo, Inc. Senior Unsecured Notes 5.000%, 06/01/18	262,082
250,000	Wal-Mart Stores, Inc. Senior Unsecured Notes 3.250%, 10/25/20	261,461

		523,543

	Energy – 1.3%
300,000	Chevron Corp. Senior Unsecured Notes 1.718%, 06/24/18	301,007

	Financials – 7.9%
325,000	Berkshire Hathaway, Inc. Senior Unsecured Notes 3.125%, 03/15/26	322,603
300,000	General Electric Co. Senior Unsecured Notes, MTN 4.375%, 09/16/20	323,237
275,000	JPMorgan Chase & Co. Senior Unsecured Notes 4.350%, 08/15/21	294,353
300,000	State Street Corp. Senior Unsecured Notes 2.550%, 08/18/20	303,682
350,000	US Bancorp Subordinated Notes, MTN 2.950%, 07/15/22	353,511
300,000	Wells Fargo & Co. Senior Unsecured Notes, MTN 2.150%, 01/30/20 (a)	299,213

		1,896,599

See accompanying Notes to Schedule of Investments.

55

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

Principal Amount		Market Value

	Healthcare – 2.7%
$ 150,000	Johnson & Johnson Senior Unsecured Notes 5.950%, 08/15/37	$196,936
250,000	Merck & Co., Inc. Senior Unsecured Notes 2.350%, 02/10/22	248,630
200,000	Pfizer, Inc. Senior Unsecured Notes 1.100%, 05/15/17	200,041

		645,607

	Industrials – 1.3%
300,000	United Parcel Service, Inc. Senior Unsecured Notes 3.125%, 01/15/21	310,174

	Information Technology – 5.1%
300,000	Alphabet, Inc. Senior Unsecured Notes 3.625%, 05/19/21	319,470
300,000	Apple, Inc. Senior Unsecured Notes 1.000%, 05/03/18	299,057
300,000	Oracle Corp. Senior Unsecured Notes 2.500%, 10/15/22	296,644
300,000	QUALCOMM, Inc. Senior Unsecured Notes 2.250%, 05/20/20	300,654

		1,215,825

	Total Corporate Notes and Bonds (Cost $4,918,208)	4,892,755

U.S. GOVERNMENT AND AGENCY OBLIGATIONS – 11.4%

	Fannie Mae – 0.1%
7,876	7.500%, 02/01/35 Pool # 787557	8,550
2,742	7.500%, 04/01/35 Pool # 819231	2,884
9,914	6.000%, 11/01/35 Pool # 844078	11,192

		22,626

	Freddie Mac – 1.2%
275,000	1.000%, 09/29/17	275,540
4,101	5.500%, 12/01/20 Gold Pool # G11820	4,321

		279,861

	Ginnie Mae – 0.00%#
3,262	5.500%, 02/15/39 Pool # 698060	3,640

	U.S. Treasury Bonds – 4.3%
200,000	5.375%, 02/15/31	266,566

Principal Amount		Market Value

	U.S. Treasury Bonds (continued)
$350,000	3.500%, 02/15/39	$383,059
150,000	3.125%, 11/15/41	152,684
250,000	2.750%, 11/15/42	236,875

		1,039,184

	U.S. Treasury Notes – 5.8%
175,000	4.625%, 02/15/17	175,280
275,000	1.375%, 09/30/18	276,225
275,000	1.500%, 01/31/19	276,552
300,000	2.500%, 05/15/24	304,576
350,000	2.125%, 05/15/25	343,103

		1,375,736

	Total U.S. Government and Agency Obligations (Cost $2,773,762)	2,721,047

SHORT TERM INVESTMENTS – 4.7%

	Repurchase Agreements – 1.0% (b)
229,570	Cantor Fitzgerald Securities, Inc., dated 01/31/17, due 02/01/17, 0.560% total to be received $229,574 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 02/01/17 - 12/20/66, totaling $234,161)	229,570

Shares

	Other Investment Company – 3.7%
886,246	Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.47% **	886,246

	Total Short Term Investments (Cost $1,115,816)	1,115,816

Total Investments – 103.4% (Cost $23,977,501)***		24,642,741

Net Other Assets and Liabilities – (3.4)%		(799,609)

Net Assets – 100.0%		$23,843,132

*	Non-income producing security.
**	Yield shown represents the January 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
***	At January 31, 2017, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation and depreciation were as follows:

Gross unrealized appreciation	$1,061,794
Gross unrealized depreciation	(396,554)

Net unrealized appreciation	$665,240

#	Less than 0.05%

See accompanying Notes to Schedule of Investments.

56

AMG Funds

AMG Managers Montag & Caldwell Balanced Fund	January 31, 2017

Schedule of Investments (unaudited) – continued

(a)	Some or all of these securities were out on loan to various brokers as of January 31, 2017, amounting to $224,410, or 0.9% of net assets.
(b)	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

MTN	Medium Term Note
PLC	Public Limited Company

Rating (unaudited)****
Common Stocks	67.6%
U.S. Government and Agency Obligations	11.6%
Aaa	0.9%
Aa	10.9%
A	9.0%

100%

****	As a percentage of market value excluding short term investments.

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

See accompanying Notes to Schedule of Investments.

57

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited)

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of January 31, 2017, (See Note 1 of these Notes to Schedule of Investments):

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Fairpointe Focused Equity Fund
Assets
Investments in Securities*	$8,520,690	$8,520,690	$—	$—

AMG River Road Focused Absolute Value Fund
Assets
Common Stocks*	$17,320,117	$17,320,117	$—	$—
Short-Term Investments
Repurchase Agreements	701,761	—	701,761	—
Other Investment Company	191,228	191,228	—	—

Total	$18,213,106	$17,511,345	$701,761	$—

AMG Managers Montag & Caldwell Growth Fund
Assets
Investments in Securities*	$1,053,579,312	$1,053,579,312	$—	$—

AMG River Road Dividend All Cap Value Fund
Assets
Common Stocks*	$896,566,972	$896,566,972	$—	$—
Short-Term Investments
Repurchase Agreements	36,090,678	—	36,090,678	—
Other Investment Company	26,425,658	26,425,658	—	—

Total	$959,083,308	$922,992,630	$36,090,678	$—

AMG River Road Dividend All Cap Value Fund II
Assets
Common Stocks*	$123,967,455	$123,967,455	$—	$—
Short-Term Investments
Repurchase Agreements	8,304,353	—	8,304,353	—
Other Investment Company	3,947,502	3,947,502	—	—

Total	$136,219,310	$127,914,957	$8,304,353	$—

AMG Managers Fairpointe Mid Cap Fund
Assets
Investments in Securities*	$4,009,022,131	$4,009,022,131	$—	$—

AMG Managers Montag & Caldwell Mid Cap Growth Fund
Assets
Common Stocks*	$8,427,250	$8,427,250	$—	$—
Short-Term Investments
Repurchase Agreements	149,335	—	149,335	—
Other Investment Company	481,522	481,522	—	—

Total	$9,058,107	$8,908,772	$149,335	$—

AMG Managers LMCG Small Cap Growth Fund
Assets
Common Stocks*	$135,662,304	$135,662,304	$—	$—
Rights	996	—	—	996
Short-Term Investments
Repurchase Agreements	5,106,684	—	5,106,684	—
Other Investment Company	3,336,959	3,336,959	—	—

Total	$144,106,943	$138,999,263	$5,106,684	$996

AMG River Road Select Value Fund
Assets
Common Stocks*	$38,069,283	$38,069,283	$—	$—
Short-Term Investments
Repurchase Agreements	1,047,117	—	1,047,117	—
Other Investment Company	741,986	741,986	—	—

Total	$39,858,386	$38,811,269	$1,047,117	$—

58

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG River Road Small Cap Value Fund
Common Stocks*	$267,597,366	$267,597,366	$—	$—
Short-Term Investments
Repurchase Agreements	4,223,542	—	4,223,542	—
Other Investment Company	27,755,117	27,755,117	—	—

Total	$299,576,025	$295,352,483	$4,223,542	$—

AMG Managers Silvercrest Small Cap Fund
Common Stocks*	245,562,138	245,562,138	$—	$—
Short-Term Investments
Repurchase Agreements	2,821,090	—	2,821,090	—
Other Investment Company	7,767,342	7,767,342	—	—

Total	$256,150,570	$253,329,480	$2,821,090	$—

AMG GW&K U.S. Small Cap Growth Fund
Assets
Common Stocks*	$40,097,063	$40,097,063	$—	$—
Short-Term Investments
Repurchase Agreements	1,771,709	—	1,771,709	—

Total	$41,868,772	$40,097,063	$1,771,709	$—

AMG Managers DoubleLine Core Plus Bond Fund
Assets
Corporate Notes and Bonds**	$169,134,363	$—	$169,134,363	$—
Collateralized Mortgage and Asset-Backed Securities	109,904,164	—	109,904,164	—
U.S. Government and Agency Obligations**	279,795,448	—	279,795,448	—
Other Mortgage and Asset-Backed Securities	57,342,599	—	57,342,599	—
Municipal Bonds	2,216,304	—	2,216,304	—
Foreign Government Notes and Bonds	19,785,819	—	19,785,819	—
Common Stock	473,329	371,629	101,700	—
Warrants	6,525	6,525	—	—
Short-Term Investments
Repurchase Agreements	8,350,558	—	8,350,558	—
Other Investment Company	17,564,956	17,564,956	—	—

Total	$664,574,065	$17,943,110	$646,630,955	$—

AMG Managers Lake Partners LASSO Alternative Fund
Assets
Investments in Securities*	$91,570,501	$91,570,501	$—	$—

AMG River Road Long-Short Fund
Assets
Investments in Securities*	$67,206,657	$67,206,657	$—	$—

Total Assets	$67,206,657	$67,206,657	—	—

Liabilities
Common Stocks*	$(15,434,081)	$(15,434,081)	—	—
Exchange Traded Funds	(488,339)	(488,339)	—	—

Total Liabilities	$(15,922,420)	$(15,922,420)	$—	$—

59

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Guardian Capital Global Dividend Fund
Assets
Common Stocks
Australia	$401,025	$—	$401,025	$—
Belgium	534,124	534,124	—	—
Bermuda	310,194	310,194	—	—
Canada	1,418,056	1,418,056	—	—
France	1,314,777	—	1,314,777	—
Germany	1,005,443	—	1,005,443	—
Ireland	525,109	525,109		—
Japan	436,755		436,755	—
Netherlands	290,078	290,078		—
New Zealand	334,005	—	334,005	—
Norway	735,410	489,322	246,088	—
Singapore	526,081	526,081		—
Spain	659,517	—	659,517	—
Sweden	252,311	—	252,311	—
Switzerland	1,182,313	296,115	886,198	—
United Kingdom	3,115,518	932,109	2,183,409	—
United States	16,488,803	16,488,803	—	—

Total Common Stocks	29,529,519	21,809,991	7,719,528	—

Short-Term Investments
Repurchase Agreements	1,099,536	—	1,099,536	—
Other Investment Company	942,050	942,050	—	—

Total	$31,571,105	$22,752,041	$8,819,064	$—

AMG Managers Pictet International Fund
Assets
Common Stocks
Australia	$60,430,147	$—	$60,430,147	$—
Belgium	84,317,005	—	84,317,005	—
Bermuda	17,752,158	—	17,752,158	—
Cayman Islands	100,687,720	27,276,638	73,411,082	—
Denmark	24,658,283	—	24,658,283	—
Finland	26,384,361	—	26,384,361	—
France	149,539,887	16,185,854	133,354,033	—
Germany	17,517,826	—	17,517,826	—
Hong Kong	21,867,294	—	21,867,294	—
Israel	23,297,033	23,297,033	—	—
Italy	32,309,302	—	32,309,302	—
Japan	319,451,134	—	319,451,134	—
Luxembourg	23,162,616	—	23,162,616	—
Netherlands	80,846,943	—	80,846,943	—
Spain	73,700,036	18,567,927	55,132,109	—
Sweden	32,825,517	—	32,825,517	—
Switzerland	74,881,890	—	74,881,890	—
United Kingdom	225,911,024	2,819,479	223,091,545	—

Total Common Stocks	1,389,540,176	88,146,931	1,301,393,245	—

Rights	872,988	872,988	—	—
Short-Term Investments
Repurchase Agreements	25,603,966	—	25,603,966	—
Other Investment Company	35,068,128	35,068,128	—	—

Total	$1,451,085,258	$124,088,047	$1,326,997,211	$—

60

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited) – continued

Funds	Total Value	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
AMG Managers Value Partners Asia Dividend Fund
Assets
Common Stocks
China	$3,216,480	$6,397	$3,210,083	$—
Hong Kong	1,274,772	143,636	1,131,136	—
Indonesia	240,874	43,378	197,496	—
Malaysia	196,559	94,564	101,995	—
Philippines	36,973	—	36,973	—
Singapore	359,032	206,041	152,991	—
South Korea	1,040,055	—	1,040,055	—
Taiwan	330,839	31,092	299,747	—
Thailand	110,592	—	110,592	—
United States	42,622	42,622	—	—

Total Common Stocks	6,848,798	567,730	6,281,068	—

Preferred Stock
South Korea	677,248	119,907	557,341	—
Participation Notes
China	192,593	—	192,593	—
Warrants
Singapore	1,143	1,143	—	—
Exchange Traded Funds	192,848	192,848	—	—
Investment Company*	180,259	180,259	—	—

Total	$8,092,889	$1,061,887	$7,031,002	$—

AMG Managers Montag & Caldwell Balanced Fund
Assets			—	—
Common Stocks*	$15,913,123	$15,913,123	—	—
Corporate Notes and Bonds**	4,892,755	—	4,892,755	$—
U.S. Government and Agency Obligations**	2,721,047	—	2,721,047	—
Short-Term Investments
Repurchase Agreements	229,570	—	229,570	—
Other Investment Company*	886,246	886,246	—	—

Total	$24,642,741	$16,799,369	$7,843,372	$—

*	All Common Stocks and Investments in Securities are Level 1. Please refer to the respective Schedule of Investments for industry, sector or country breakout.
**	All corporate notes and bonds and U.S. government and agency obligations held in the Funds are Level 2 securities. For a detailed breakout of the corporate notes and bonds and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Investments.

As of January 31, 2017, transfers between Level 1 and Level 2 are as follows:

Funds	Transfer from Level 1 to Level 2	Transfer from Level 2 to Level 1
AMG Managers Fairpointe Mid Cap Fund	$—	$513,156,088
AMG River Road Small Cap Value Fund	—	15,366,824
AMG Managers Pictet International Fund	41,941,401	19,005,334
AMG Managers Value Partners Asia Dividend Fund	111,122	341,651

As of January 31, 2017, there were no Level 3 securities for which significant unobservable inputs or Investment Manager assumptions used in determining fair value except for AMG Managers LMCG Small Cap Growth Fund, which received rights at no cost as a result of a corporate action.

61

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited)

(1) Valuation of Investments: Equity securities, including short positions, traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price. Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean, or the mean between the last quoted bid and ask prices (the “exchange mean price”). Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the mean between the evaluated bid and ask price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage- backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs and valuation techniques used to measure fair value

62

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited) – continued

of the Funds’ net assets are summarized into three levels as described in the hierarchy below:

• Level 1 –	unadjusted quoted prices in active markets for identical assets or liabilities
• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the market value at the end of the period.

(2) Investment Companies: Lake Partners LASSO Alternatives primarily invests, and certain other Funds in this Trust, may invest in securities of other investment companies, including open-end funds, closed end funds and exchange-traded funds (“ETFs”). Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company. Typically, an ETF seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index; however, some ETFs are actively managed. ETFs are traded on securities exchanges based on their market values. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When a Fund invests in another investment company, shareholders of the Fund bear their proportionate shares of the other investment company’s fees and expenses, as well as their share of the Fund’s fees and expenses. The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Funds to invest in both affiliated and unaffiliated investment companies in excess of the limits of the 1940 Act, subject to the terms and conditions of such order. Prior to its investment in shares of an unaffiliated investment company in excess of the limits of the 1940 Act, the Trust, on behalf of a Fund, and the underlying fund must execute an agreement that is designed to ensure that each party understands the terms and conditions of the order and agrees to fulfill its responsibilities under the order. For the fiscal year ended October 31, 2016, Lake Partners LASSO Alternatives relied on such exemptive order.

(3) Repurchase Agreements and Joint Repurchase Agreements: The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(4) Securities Transacted on a When Issued Basis: The Funds may enter into To-Be-Announced (“TBA”) sale commitments to hedge their portfolio positions or to sell mortgage-backed securities they own under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, with the same counterparty, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities according to the procedures described under “Valuation of Investments,” in footnote A1 above.

Each contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Funds realize a gain or loss. If the Funds deliver securities under the commitment, the Funds realize a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

(5) Mortgage-Backed Securities: Montag & Caldwell Balanced and DoubleLine Core Plus Bond may invest in mortgage-backed securities (“MBS”). These securities represent interests in pools of mortgage loans and they provide holders with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid. The timely payment of principal and interest on MBS issued or guaranteed by Ginnie Mae (formerly known as the Government National Mortgage Association) is backed by Ginnie Mae and the full faith and credit of the U.S. government. MBS issued by U.S. government agencies or instrumentalities other than Ginnie Mae are not “full faith and credit” obligations. Certain obligations, such as those issued by the Federal Home Loan Banks, Fannie Mae (formerly known as the Federal National Mortgage Association) and Freddie Mac (formerly known as the Federal Home Loan Mortgage Corporation) are supported only by the credit of the issuer. MBS issued by private issuers are not government securities and are not guaranteed by any government agency. They are secured by the underlying collateral of the private issuer. Yields on privately issued MBS tend to be higher than those of government-backed issues. However, risk of loss due to default and sensitivity to interest rate fluctuations are also higher. Montag & Caldwell Balanced and DoubleLine Core Plus Bond may also invest in collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”) and real estate mortgage investment conduits (“REMICs”). A CMO and/or REMIC is a bond that is collateralized by a pool of MBS. A CLO is a bond that is collateralized

63

AMG Funds

January 31, 2017

Notes to Schedule of Investments (unaudited) – continued

by a financial institution’s receivables from loans. These MBS pools are divided into classes with each class having its own characteristics. The different classes are retired in sequence as the underlying mortgages are repaid.

(6) Delayed Delivery Transactions and When-Issued Securities: DoubleLine Core Plus Bond may enter into securities transactions on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as an investment in securities and a forward sale commitment in the Fund’s Statement of Assets and Liabilities. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

(7) Stripped Securities: DoubleLine Core Plus Bond may invest in stripped securities (“STRIPS”), for hedging purposes to protect the Fund’s portfolio against interest rate fluctuations. Interest-only STRIPS will most likely move differently than typical fixed-income securities in relation to changes in interest rates. STRIPS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of underlying assets. A common type of STRIP will have one class receiving all of the interest from the underlying assets (“interest-only” or “IO” class), while the other class will receive the entire principal (“principal only” or “PO” class). However, in some instances, one class will receive some of the interest and most of the principal while the other class will receive most of the interest and the remainder of the principal. STRIPS are unusually volatile in response to changes in interest rates. The yield to maturity on an IO class of STRIPS is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurably adverse effect on the Fund’s yield to maturity to the extent it invests in IOs. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. Thus, if the underlying assets experience greater than anticipated repayments of principal, the Fund may fail to fully recover its initial investment in these securities, even if the STRIPS were rated of the highest credit quality by Standard & Poor’s Corporation or Moody’s Investors Service, Inc. These risks are managed by investing in a variety of such securities and by using certain hedging techniques. In addition the secondary market for STRIPS may be less liquid than that of other mortgage-backed or asset-backed securities, potentially limiting the Fund’s ability to buy or sell those securities at any particular time.

64

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMG Funds IV

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date	March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date	March 31, 2017

By (Signature and Title)*	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date	March 31, 2017

*	Print the name and title of each signing officer under his or her signature.